UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2012

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 0.9%
1,434	*	American Axle & Manufacturing Holdings, Inc	$17
1,306	*	Amerigon, Inc (Class A)	21
4,380	e	Autoliv, Inc	294
5,531	*	BorgWarner, Inc	466
2,813		Cooper Tire & Rubber Co	43
6,440		Dana Holding Corp	100
5,830	*	Delphi Automotive plc	184
612	*	Dorman Products, Inc	31
1,013		Drew Industries, Inc	28
3,666	*	Exide Technologies	11
996	*	Federal Mogul Corp (Class A)	17
183,583		Ford Motor Co	2,293
735	*	Fuel Systems Solutions, Inc	19
37,135	*	General Motors Co	952
6,807		Gentex Corp	167
12,196	*	Goodyear Tire & Rubber Co	137
11,465		Harley-Davidson, Inc	563
32,943		Johnson Controls, Inc	1,070
4,968		Lear Corp	231
2,342	*	Modine Manufacturing Co	21
598	*,e	Motorcar Parts of America, Inc	6
1,983		Spartan Motors, Inc	10
1,021		Standard Motor Products, Inc	18
1,336	*	Stoneridge, Inc	13
1,205		Superior Industries International, Inc	23
3,166	*	Tenneco, Inc	118
2,598	*,e	Tesla Motors, Inc	97
1,719		Thor Industries, Inc	54
312	*	Tower International, Inc	4
5,142	*	TRW Automotive Holdings Corp	239
2,580	*	Visteon Corp	137
1,507	*,e	Winnebago Industries, Inc	15

		TOTAL AUTOMOBILES & COMPONENTS	7,399

BANKS - 3.2%
810		1st Source Corp	20
1,172	*	1st United Bancorp, Inc	7
243		Alliance Financial Corp	7
1,244	*	Ameris Bancorp	16
387		Ames National Corp	9
575	e	Arrow Financial Corp	14
8,748		Associated Banc-Corp	122
4,208	e	Astoria Financial Corp	41
520		Bancfirst Corp	23
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	32
4,426		Bancorpsouth, Inc	60
2,688		Bank Mutual Corp	11
2,204		Bank of Hawaii Corp	107
291		Bank of Kentucky Financial Corp	7
288		Bank of Marin Bancorp	11
1,276		Bank of the Ozarks, Inc	40
1,044		BankFinancial Corp	7
824		Banner Corp	18
33,799		BB&T Corp	1,061
3,505	*	BBCN Bancorp, Inc	39
1,950	*	Beneficial Mutual Bancorp, Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

853		Berkshire Hills Bancorp, Inc	$20
384	*	BofI Holding, Inc	7
1,051		BOK Financial Corp	59
3,543		Boston Private Financial Holdings, Inc	35
354		Bridge Bancorp, Inc	7
475	*	Bridge Capital Holdings	6
3,533		Brookline Bancorp, Inc	33
397		Bryn Mawr Bank Corp	9
460		Camden National Corp	16
582	*	Cape Bancorp, Inc	5
831	e	Capital City Bank Group, Inc	6
13,543		CapitalSource, Inc	89
7,090		Capitol Federal Financial	84
1,503		Cardinal Financial Corp	17
3,968		Cathay General Bancorp	70
645		Center Bancorp, Inc	6
1,148		Centerstate Banks of Florida, Inc	9
764	*,e	Central Pacific Financial Corp	10
152		Century Bancorp, Inc	4
1,616		Chemical Financial Corp	38
9,754	*	CIT Group, Inc	402
533		Citizens & Northern Corp	11
923	e	City Holding Co	32
2,242		City National Corp	118
875		Clifton Savings Bancorp, Inc	9
498		CNB Financial Corp	8
1,740		CoBiz, Inc	12
2,091		Columbia Banking System, Inc	48
10,048		Comerica, Inc	325
3,480		Commerce Bancshares, Inc	141
1,740		Community Bank System, Inc	50
1,003		Community Trust Bancorp, Inc	32
2,461		Cullen/Frost Bankers, Inc	143
4,428	e	CVB Financial Corp	52
1,609		Dime Community Bancshares	23
860	*	Eagle Bancorp, Inc	14
7,706		East West Bancorp, Inc	178
406	*	Encore Bancshares, Inc	8
301	e	Enterprise Bancorp, Inc	5
828		Enterprise Financial Services Corp	10
559		ESB Financial Corp	8
1,035		ESSA Bancorp, Inc	10
399		Federal Agricultural Mortgage Corp (Class C)	9
44,693		Fifth Third Bancorp	628
664		Financial Institutions, Inc	11
720		First Bancorp (NC)	8
498		First Bancorp, Inc	7
3,831		First Busey Corp	19
195		First Citizens Bancshares, Inc (Class A)	36
4,700		First Commonwealth Financial Corp	29
680		First Community Bancshares, Inc	9
510		First Defiance Financial Corp	9
3,063		First Financial Bancorp	53
1,650	e	First Financial Bankshares, Inc	58
590		First Financial Corp	19
889		First Financial Holdings, Inc	10
13,105		First Horizon National Corp	136
654		First Interstate Bancsystem, Inc	10
1,238		First Merchants Corp	15
3,929		First Midwest Bancorp, Inc	47
15,128		First Niagara Financial Group, Inc	149
288		First of Long Island Corp	8
412		First Pactrust Bancorp, Inc	5
3,719	*	First Republic Bank	122
5,568		FirstMerit Corp	94

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,933	*	Flagstar Bancorp, Inc	$9
1,645		Flushing Financial Corp	22
6,390		FNB Corp	77
752		Fox Chase Bancorp, Inc	10
689	*	Franklin Financial Corp	9
10,086		Fulton Financial Corp	106
602		German American Bancorp, Inc	12
3,468		Glacier Bancorp, Inc	52
500		Great Southern Bancorp, Inc	12
3,706		Hancock Holding Co	132
930	*	Hanmi Financial Corp	9
928		Heartland Financial USA, Inc	16
1,007	*	Heritage Commerce Corp	6
534		Heritage Financial Corp	7
1,128		Home Bancshares, Inc	30
821		Home Federal Bancorp, Inc	8
24,956		Hudson City Bancorp, Inc	182
754		Hudson Valley Holding Corp	12
43,722		Huntington Bancshares, Inc	282
1,370		IBERIABANK Corp	73
1,031	e	Independent Bank Corp	30
2,385		International Bancshares Corp	50
2,538	*	Investors Bancorp, Inc	38
1,441		Kearny Financial Corp	14
48,073		Keycorp	409
1,130		Lakeland Bancorp, Inc	11
734		Lakeland Financial Corp	19
6,053		M&T Bank Corp	526
731		MainSource Financial Group, Inc	9
2,798		MB Financial, Inc	59
273		Merchants Bancshares, Inc	8
249	*	Meridian Interstate Bancorp, Inc	3
9,426	*,e	MGIC Investment Corp	47
265		Midsouth Bancorp, Inc	4
357		National Bankshares, Inc	11
6,208		National Penn Bancshares, Inc	55
1,807		NBT Bancorp, Inc	40
21,099		New York Community Bancorp, Inc	293
1,192		Northfield Bancorp, Inc	17
4,572		Northwest Bancshares, Inc	58
741		OceanFirst Financial Corp	11
3,925	*	Ocwen Financial Corp	61
3,801		Old National Bancorp	50
700	*	OmniAmerican Bancorp, Inc	14
2,272		Oriental Financial Group, Inc	27
2,816		Oritani Financial Corp	41
345		Orrstown Financial Services, Inc	3
220	*	Pacific Capital Bancorp	10
991		Pacific Continental Corp	9
1,486		PacWest Bancorp	36
688	e	Park National Corp	48
1,481	*	Park Sterling Bank	7
221		Penns Woods Bancorp, Inc	9
720	*	Pennsylvania Commerce Bancorp, Inc	8
595		Peoples Bancorp, Inc	10
17,740		People’s United Financial, Inc	235
1,766	*	Pinnacle Financial Partners, Inc	32
25,612		PNC Financial Services Group, Inc	1,652
52,615	*	Popular, Inc	108
3,026		PrivateBancorp, Inc	46
2,398		Prosperity Bancshares, Inc	110
3,163		Provident Financial Services, Inc	46
2,753		Provident New York Bancorp	23
5,521	e	Radian Group, Inc	24
63,145		Regions Financial Corp	416

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)
1,026		Renasant Corp	$17
612		Republic Bancorp, Inc (Class A)	15
1,513		Rockville Financial, Inc	18
629		Roma Financial Corp	6
1,211		S&T Bancorp, Inc	26
615	e	S.Y. Bancorp, Inc	14
1,250		Sandy Spring Bancorp, Inc	23
605		SCBT Financial Corp	20
3,679	*	Seacoast Banking Corp of Florida	6
370		Sierra Bancorp	4
2,123	*	Signature Bank	134
905		Simmons First National Corp (Class A)	23
874		Southside Bancshares, Inc	19
740	*	Southwest Bancorp, Inc	7
1,614	*	State Bank & Trust Co	28
1,347		StellarOne Corp	16
1,199		Sterling Bancorp	11
1,362	*	Sterling Financial Corp	28
513		Suffolk Bancorp	7
1,927	*	Sun Bancorp, Inc	7
25,848		SunTrust Banks, Inc	625
9,404		Susquehanna Bancshares, Inc	93
2,032	*	SVB Financial Group	131
41,390		Synovus Financial Corp	85
607	*,e	Taylor Capital Group, Inc	9
8,057		TCF Financial Corp	96
700		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	65
4,208	*	TFS Financial Corp	40
1,165	*	The Bancorp, Inc	12
429	e	Tompkins Trustco, Inc	17
1,219	e	TowneBank	16
726	e	Trico Bancshares	13
5,202		Trustco Bank Corp NY	30
3,370		Trustmark Corp	84
1,489		UMB Financial Corp	67
5,809		Umpqua Holdings Corp	79
814		Union Bankshares Corp	11
2,414	e	United Bankshares, Inc	70
983	*,e	United Community Banks, Inc	10
1,056		United Financial Bancorp, Inc	17
792		Univest Corp of Pennsylvania	13
94,083		US Bancorp	2,981
9,923	e	Valley National Bancorp	128
1,734		ViewPoint Financial Group	27
1,010	*	Virginia Commerce Bancorp	9
568	*	Walker & Dunlop, Inc	7
835		Washington Banking Co	12
5,275		Washington Federal, Inc	89
881		Washington Trust Bancorp, Inc	21
3,466		Webster Financial Corp	79
240,208		Wells Fargo & Co	8,201
1,213		WesBanco, Inc	24
997		West Bancorporation, Inc	10
992	*	West Coast Bancorp	19
1,286		Westamerica Bancorporation	62
3,132	*	Western Alliance Bancorp	27
1,313		Westfield Financial, Inc	10
2,922	*	Wilshire Bancorp, Inc	14
1,580	e	Wintrust Financial Corp	57
320		WSFS Financial Corp	13
9,288		Zions Bancorporation	199

		TOTAL BANKS	25,148

CAPITAL GOODS - 8.4%
34,656		3M Co	3,092

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,795		A.O. Smith Corp	$81
3,857	*,e	A123 Systems, Inc	4
851		Aaon, Inc	17
2,061		AAR Corp	38
2,045	*	Accuride Corp	18
1,483		Aceto Corp	14
4,155	*,e	Active Power, Inc	3
2,862		Actuant Corp (Class A)	83
2,189		Acuity Brands, Inc	138
5,359	*	Aecom Technology Corp	120
1,981	*	Aegion Corp	35
393	*	Aerovironment, Inc	10
4,798	*	AGCO Corp	227
2,801		Aircastle Ltd	34
374		Alamo Group, Inc	11
1,443		Albany International Corp (Class A)	33
1,638		Alliant Techsystems, Inc	82
1,557	*	Altra Holdings, Inc	30
909	*	Ameresco, Inc	12
569	*	American Railcar Industries, Inc	13
373		American Science & Engineering, Inc	25
2,155	*,e	American Superconductor Corp	9
475		American Woodmark Corp	9
7,830		Ametek, Inc	380
475		Ampco-Pittsburgh Corp	10
1,479		Apogee Enterprises, Inc	19
2,206		Applied Industrial Technologies, Inc	91
420		Argan, Inc	7
988		Armstrong World Industries, Inc	48
2,979	*	ArvinMeritor, Inc	24
1,044	*	Astec Industries, Inc	38
525	*	Astronics Corp	18
723		AZZ, Inc	37
5,952	*	Babcock & Wilcox Co	153
779	e	Badger Meter, Inc	26
2,603		Barnes Group, Inc	69
4,904	*	BE Aerospace, Inc	228
2,410	*	Beacon Roofing Supply, Inc	62
2,388		Belden CDT, Inc	91
2,508	*	Blount International, Inc	42
36,125		Boeing Co	2,687
2,584		Brady Corp (Class A)	84
2,463		Briggs & Stratton Corp	44
4,873	*,e	Broadwind Energy, Inc	2
2,524	*,e	Builders FirstSource, Inc	11
531	*	CAI International, Inc	10
12,740	*,e	Capstone Turbine Corp	13
3,097		Carlisle Cos, Inc	155
344		Cascade Corp	17
31,483		Caterpillar, Inc	3,354
1,257		Ceradyne, Inc	41
1,341	*	Chart Industries, Inc	98
4,806		Chicago Bridge & Iron Co NV (ADR)	207
990		CIRCOR International, Inc	33
2,552		Clarcor, Inc	125
1,332	*	CNH Global NV	53
428	*	Coleman Cable, Inc	4
1,273	*	Colfax Corp	45
1,162	*	Columbus McKinnon Corp	19
2,009		Comfort Systems USA, Inc	22
1,268	*	Commercial Vehicle Group, Inc	15
8,024		Cooper Industries plc	513
2,466		Crane Co	120
828		Cubic Corp	39
9,606		Cummins, Inc	1,153

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,088		Curtiss-Wright Corp	$77
26,952		Danaher Corp	1,509
20,608		Deere & Co	1,667
1,344	*	DigitalGlobe, Inc	18
7,268		Donaldson Co, Inc	260
932	e	Douglas Dynamics, Inc	13
9,123		Dover Corp	574
636		Ducommun, Inc	8
430	*	DXP Enterprises, Inc	19
1,870	*	Dycom Industries, Inc	44
757		Dynamic Materials Corp	16
16,718		Eaton Corp	833
3,412		EMCOR Group, Inc	94
36,602		Emerson Electric Co	1,910
840		Encore Wire Corp	25
1,511	*,e	Energy Recovery, Inc	3
2,547	*	EnerSys	88
908	*	EnPro Industries, Inc	37
1,380		ESCO Technologies, Inc	51
886	*,e	Essex Rental Corp	3
1,554	*	Esterline Technologies Corp	111
7,809		Exelis, Inc	98
13,638		Fastenal Co	738
3,085	*	Federal Signal Corp	17
2,307	*	Flow International Corp	9
2,819		Flowserve Corp	326
8,521		Fluor Corp	511
7,798	*	Fortune Brands Home & Security, Inc	172
898		Franklin Electric Co, Inc	44
635		Freightcar America, Inc	14
4,152	*,e	FuelCell Energy, Inc	7
2,145	*	Furmanite Corp	14
2,642		Gardner Denver, Inc	167
2,370		GATX Corp	95
1,806	*	GenCorp, Inc	13
1,246	*	Generac Holdings, Inc	31
2,638	*	General Cable Corp	77
16,138		General Dynamics Corp	1,184
519,062		General Electric Co	10,417
1,077	*	GeoEye, Inc	26
1,633	*	Gibraltar Industries, Inc	25
809	*	Global Power Equipment Group, Inc	22
6,049		Goodrich Corp	759
795		Gorman-Rupp Co	23
3,066		Graco, Inc	163
6,478	*	GrafTech International Ltd	77
604		Graham Corp	13
1,832		Granite Construction, Inc	53
3,079		Great Lakes Dredge & Dock Corp	22
869	*	Greenbrier Cos, Inc	17
2,356		Griffon Corp	25
1,293	*	H&E Equipment Services, Inc	24
4,082		Harsco Corp	96
2,104		Heico Corp	108
5,110	*	Hexcel Corp	123
38,619		Honeywell International, Inc	2,358
800		Houston Wire & Cable Co	11
2,996		Hubbell, Inc (Class B)	235
2,459	*	Huntington Ingalls	99
316	*	Hurco Cos, Inc	9
4,026		IDEX Corp	170
2,800	*	II-VI, Inc	66
21,672		Illinois Tool Works, Inc	1,238
15,404		Ingersoll-Rand plc	637
916		Insteel Industries, Inc	11

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,758	*	Interline Brands, Inc	$38
3,969		ITT Corp	91
6,034	*	Jacobs Engineering Group, Inc	268
1,665		John Bean Technologies Corp	27
5,106		Joy Global, Inc	375
888	*	Kadant, Inc	21
1,371		Kaman Corp	47
1,677		Kaydon Corp	43
7,682		KBR, Inc	273
3,920		Kennametal, Inc	175
953	*,e	KEYW Holding Corp	7
1,860	*	Kratos Defense & Security Solutions, Inc	10
4,813		L-3 Communications Holdings, Inc	341
300		Lawson Products, Inc	5
990	*	Layne Christensen Co	22
659		LB Foster Co (Class A)	19
2,159		Lennox International, Inc	87
4,259		Lincoln Electric Holdings, Inc	193
700		Lindsay Manufacturing Co	46
533	*	LMI Aerospace, Inc	10
12,866		Lockheed Martin Corp	1,156
1,293		LSI Industries, Inc	9
853	*	Lydall, Inc	9
5,104		Manitowoc Co, Inc	71
17,530		Masco Corp	234
2,813	*	Mastec, Inc	51
901		Met-Pro Corp	10
445	*	Michael Baker Corp	11
947	*	Middleby Corp	96
614		Miller Industries, Inc	10
2,290	*	Moog, Inc (Class A)	98
2,247		MSC Industrial Direct Co (Class A)	187
1,988		Mueller Industries, Inc	90
8,122		Mueller Water Products, Inc (Class A)	27
881	*	MYR Group, Inc	16
271		Nacco Industries, Inc (Class A)	32
206	e	National Presto Industries, Inc	16
3,330	*	Navistar International Corp	135
926	*	NCI Building Systems, Inc	11
822	*	NN, Inc	7
3,046		Nordson Corp	166
12,828		Northrop Grumman Corp	783
625	*	Northwest Pipe Co	13
2,339	*	Orbital Sciences Corp	31
1,499	*	Orion Marine Group, Inc	11
4,565	*	Oshkosh Truck Corp	106
5,833	*	Owens Corning, Inc	210
18,011		Paccar, Inc	843
5,632		Pall Corp	336
7,455		Parker Hannifin Corp	630
4,970		Pentair, Inc	237
1,399		Perini Corp	22
1,025	*	Pike Electric Corp	8
762	*	PMFG, Inc	11
1,969	*,e	Polypore International, Inc	69
458	*	Powell Industries, Inc	16
940	*	PowerSecure International, Inc	6
7,020		Precision Castparts Corp	1,214
96		Preformed Line Products Co	6
1,320		Primoris Services Corp	21
1,987		Quanex Building Products Corp	35
10,206	*	Quanta Services, Inc	213
863		Raven Industries, Inc	53
17,341		Raytheon Co	915

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,025	*	RBC Bearings, Inc	$47
1,983		Regal-Beloit Corp	130
2,000		Robbins & Myers, Inc	104
7,092		Rockwell Automation, Inc	565
7,172		Rockwell Collins, Inc	413
4,700		Roper Industries, Inc	466
3,415	*	RSC Holdings, Inc	77
1,703	*	Rush Enterprises, Inc (Class A)	36
2,893	*,e	SatCon Technology Corp	1
294		Sauer-Danfoss, Inc	14
16		Seaboard Corp	31
576		SeaCube Container Leasing Ltd	10
3,185	*	Shaw Group, Inc	101
1,742		Simpson Manufacturing Co, Inc	56
2,942		Snap-On, Inc	179
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	137
2,579		SPX Corp	200
430		Standex International Corp	18
8,270		Stanley Works	636
701	*	Sterling Construction Co, Inc	7
1,027		Sun Hydraulics Corp	27
1,019		TAL International Group, Inc	37
3,948	*	Taser International, Inc	17
1,000	*	Tecumseh Products Co (Class A)	4
1,622	*	Teledyne Technologies, Inc	102
1,004		Tennant Co	44
4,464	*	Terex Corp	100
590	e	Textainer Group Holdings Ltd	20
13,409		Textron, Inc	373
513	*	Thermon Group Holdings	11
2,627	*	Thomas & Betts Corp	189
4,280		Timken Co	217
2,128	e	Titan International, Inc	50
784	*	Titan Machinery, Inc	22
1,313		Toro Co	93
2,358	*	TransDigm Group, Inc	273
714	*,e	Trex Co, Inc	23
1,303	*	Trimas Corp	29
4,029		Trinity Industries, Inc	133
1,904		Triumph Group, Inc	119
562	e	Twin Disc, Inc	15
23,004		Tyco International Ltd	1,292
3,113	*,e	United Rentals, Inc	134
44,654		United Technologies Corp	3,704
979		Universal Forest Products, Inc	34
3,591		URS Corp	153
3,497	*,e	USG Corp	60
3,104	*,e	Valence Technology, Inc	3
1,173		Valmont Industries, Inc	138
1,023		Vicor Corp	8
2,775		W.W. Grainger, Inc	596
3,406	*	Wabash National Corp	35
3,395	*	WABCO Holdings, Inc	205
1,468		Watsco, Inc	109
1,513		Watts Water Technologies, Inc (Class A)	62
2,219	*	WESCO International, Inc	145
2,441		Westinghouse Air Brake Technologies Corp	184
3,108		Woodward Governor Co	133
418	*	Xerium Technologies, Inc	3
8,729		Xylem, Inc	242

		TOTAL CAPITAL GOODS	64,744

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
2,600		ABM Industries, Inc	63
2,171	*	Acacia Research (Acacia Technologies)	91

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,726	*	ACCO Brands Corp	$34
1,159		Administaff, Inc	36
637	*	Advisory Board Co	56
928		American Ecology Corp	20
2,166	*	American Reprographics Co	12
508	*	AT Cross Co	6
5,401		Avery Dennison Corp	163
383		Barrett Business Services, Inc	8
2,433		Brink’s Co	58
1,375	*	Casella Waste Systems, Inc (Class A)	9
2,695	*	CBIZ, Inc	17
669		CDI Corp	12
3,345	*,e	Cenveo, Inc	11
5,360		Cintas Corp	210
2,372	*	Clean Harbors, Inc	160
493	*	Consolidated Graphics, Inc	22
5,338	*	Copart, Inc	139
1,871		Corporate Executive Board Co	80
4,833	*	Corrections Corp of America	132
1,115	*	CoStar Group, Inc	77
594		Courier Corp	7
5,871		Covanta Holding Corp	95
717	*	CRA International, Inc	18
2,529		Deluxe Corp	59
1,664	*	Dolan Media Co	15
2,320		Dun & Bradstreet Corp	197
860	*	Encore Capital Group, Inc	19
4,206	*	EnergySolutions, Inc	21
1,037	*,e	EnerNOC, Inc	7
1,357		Ennis, Inc	21
5,897		Equifax, Inc	261
641	*	Exponent, Inc	31
691	*	Franklin Covey Co	7
2,087	*	FTI Consulting, Inc	78
1,063	*	Fuel Tech, Inc	6
989		G & K Services, Inc (Class A)	34
3,286	*	Geo Group, Inc	62
645	*	GP Strategies Corp	11
3,373		Healthcare Services Group	72
1,202		Heidrick & Struggles International, Inc	26
218	*	Heritage-Crystal Clean, Inc	4
3,007		Herman Miller, Inc	69
1,422	*	Hill International, Inc	6
2,339		HNI Corp	65
1,656	*	Hudson Highland Group, Inc	9
1,154	*	Huron Consulting Group, Inc	43
892	*	ICF International, Inc	23
5,063	*	ICO Global Communications Holdings Ltd	13
2,330	*	IHS, Inc (Class A)	218
1,402	*,e	Innerworkings, Inc	16
2,666		Interface, Inc (Class A)	37
462		Intersections, Inc	6
8,222		Iron Mountain, Inc	237
1,460	*	KAR Auction Services, Inc	24
1,394		Kelly Services, Inc (Class A)	22
1,774	*	Kforce, Inc	26
1,737		Kimball International, Inc (Class B)	12
2,470		Knoll, Inc	41
2,433	*	Korn/Ferry International	41
3,935		Manpower, Inc	186
1,316		McGrath RentCorp	42
1,459	*	Metalico, Inc	6
1,391		Mine Safety Appliances Co	57
757	*	Mistras Group, Inc	18
1,600	*	Mobile Mini, Inc	34

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

514		Multi-Color Corp	$12
2,873	*	Navigant Consulting, Inc	40
3,800	*	Nielsen Holdings NV	115
563		NL Industries, Inc	8
3,322	*,e	Odyssey Marine Exploration, Inc	10
1,673	*	On Assignment, Inc	29
9,189	e	Pitney Bowes, Inc	162
734	*	Portfolio Recovery Associates, Inc	53
183	e	Quad	3
9,373	e	R.R. Donnelley & Sons Co	116
15,900		Republic Services, Inc	486
2,774		Resources Connection, Inc	39
7,414		Robert Half International, Inc	225
3,219		Rollins, Inc	68
489	*	RPX Corp	8
977		Schawk, Inc (Class A)	12
913	*,e	School Specialty, Inc	3
672	*	Standard Parking Corp	14
3,734		Steelcase, Inc (Class A)	36
4,155	*	Stericycle, Inc	348
2,192	*	SYKES Enterprises, Inc	35
1,110	*	Team, Inc	34
3,264	*	Tetra Tech, Inc	86
648	*	TMS International Corp	8
2,656		Towers Watson & Co	176
896	*	TRC Cos, Inc	5
2,350	*	TrueBlue, Inc	42
664		Unifirst Corp	41
2,404		United Stationers, Inc	75
5,594	*	Verisk Analytics, Inc	263
1,084		Viad Corp	21
205		VSE Corp	5
5,431		Waste Connections, Inc	177
23,488		Waste Management, Inc	821

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	7,294

CONSUMER DURABLES & APPAREL - 1.4%
1,931	e	American Greetings Corp (Class A)	30
653	*	Arctic Cat, Inc	28
3,225	*	Ascena Retail Group, Inc	143
2,994	*	Beazer Homes USA, Inc	10
116		Blyth, Inc	9
3,909		Brunswick Corp	101
3,430	e	Callaway Golf Co	23
2,483	*	Carter’s, Inc	124
379	*	Cavco Industries, Inc	18
442		Cherokee, Inc	5
715	*	Clarus Corp	7
14,409		Coach, Inc	1,114
562	e	Columbia Sportswear Co	27
4,300	*	CROCS, Inc	90
269		CSS Industries, Inc	5
1,873	*	Deckers Outdoor Corp	118
351	*	Delta Apparel, Inc	6
14,140		DR Horton, Inc	214
1,299		Ethan Allen Interiors, Inc	33
2,570	*	Fossil, Inc	339
2,907	*	Furniture Brands International, Inc	5
5,077	*,e	Garmin Ltd	238
811	*	G-III Apparel Group Ltd	23
4,868	*	Hanesbrands, Inc	144
3,541		Harman International Industries, Inc	166
5,630		Hasbro, Inc	207
1,630	*	Helen of Troy Ltd	55
2,297	*,e	Hovnanian Enterprises, Inc (Class A)	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,571	*	Iconix Brand Group, Inc	$62
1,204	*	iRobot Corp	33
857	e	Jakks Pacific, Inc	15
4,490		Jarden Corp	181
232	*	Johnson Outdoors, Inc	4
4,415		Jones Apparel Group, Inc	56
4,044	e	KB Home	36
500	*	Kenneth Cole Productions, Inc (Class A)	8
1,430	*	K-Swiss, Inc (Class A)	6
2,552	*	La-Z-Boy, Inc	38
1,909	*	Leapfrog Enterprises, Inc	16
7,227		Leggett & Platt, Inc	166
7,949	e	Lennar Corp (Class A)	216
847	*	Libbey, Inc	11
362		Lifetime Brands, Inc	4
3,068	*,e	Liz Claiborne, Inc	41
862	*	M/I Homes, Inc	11
1,202	*	Maidenform Brands, Inc	27
1,066		Marine Products Corp	6
17,016		Mattel, Inc	573
1,887		MDC Holdings, Inc	49
1,694	*	Meritage Homes Corp	46
2,490	*	Michael Kors Holdings Ltd	116
2,686	*	Mohawk Industries, Inc	179
817		Movado Group, Inc	20
14,687		Newell Rubbermaid, Inc	261
17,386		Nike, Inc (Class B)	1,885
233	*	NVR, Inc	169
733		Oxford Industries, Inc	37
804	*	Perry Ellis International, Inc	15
2,991		Phillips-Van Heusen Corp	267
3,290		Polaris Industries, Inc	237
2,439		Pool Corp	91
14,507	*	Pulte Homes, Inc	128
6,801	*	Quiksilver, Inc	28
2,959		Ralph Lauren Corp	516
444		RG Barry Corp	5
2,334		Ryland Group, Inc	45
2,732	*,e	Sealy Corp	5
1,898	*,e	Skechers U.S.A., Inc (Class A)	24
442		Skyline Corp	3
2,979	*	Smith & Wesson Holding Corp	23
5,166	*,e	Standard-Pacific Corp	23
288	*	Steinway Musical Instruments, Inc	7
1,788	*	Steven Madden Ltd	76
957		Sturm Ruger & Co, Inc	47
633	*	Summer Infant, Inc	4
3,418	*	Tempur-Pedic International, Inc	289
6,926	*	Toll Brothers, Inc	166
1,435	*	True Religion Apparel, Inc	39
2,822		Tupperware Corp	179
1,864	*	Under Armour, Inc (Class A)	175
489	*	Unifi, Inc	5
787	*	Universal Electronics, Inc	16
1,001	*,e	Vera Bradley, Inc	30
4,278		VF Corp	625
1,991	*	Warnaco Group, Inc	116
378		Weyco Group, Inc	9
3,754		Whirlpool Corp	288
2,109		Wolverine World Wide, Inc	78
1,005	*,e	Zagg, Inc	11

		TOTAL CONSUMER DURABLES & APPAREL	11,130

CONSUMER SERVICES - 2.4%
1,322	*	AFC Enterprises	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,219		Ambassadors Group, Inc	$6
960	*	American Public Education, Inc	37
1,644		Ameristar Casinos, Inc	31
5,514	*	Apollo Group, Inc (Class A)	213
641	*	Archipelago Learning, Inc	7
860	*	Ascent Media Corp (Series A)	41
2,180	*	Bally Technologies, Inc	102
896	*	BJ’s Restaurants, Inc	45
1,536		Bob Evans Farms, Inc	58
179	*,e	Boyd Gaming Corp	1
987	*	Bravo Brio Restaurant Group, Inc	20
910	*,e	Bridgepoint Education, Inc	23
4,290		Brinker International, Inc	118
937	*	Buffalo Wild Wings, Inc	85
1,990	*	Caesars Entertainment Corp	29
846	*	Cambium Learning Group, Inc	2
888	*	Capella Education Co	32
3,103	*	Career Education Corp	25
404	*	Caribou Coffee Co, Inc	8
21,086		Carnival Corp	676
620	*	Carrols Restaurant Group, Inc	9
1,126		CBRL Group, Inc	63
1,153		CEC Entertainment, Inc	44
2,924	*	Cheesecake Factory	86
1,535	*	Chipotle Mexican Grill, Inc (Class A)	642
1,471	e	Choice Hotels International, Inc	55
533		Churchill Downs, Inc	30
1,574	*,e	Coinstar, Inc	100
4,659	*	Corinthian Colleges, Inc	19
6,294		Darden Restaurants, Inc	322
6,036	*	Denny’s Corp	24
3,362		DeVry, Inc	114
858	*	DineEquity, Inc	43
2,637		Domino’s Pizza, Inc	96
1,270	e	Dunkin Brands Group, Inc	38
1,956	*,e	Education Management Corp	27
289		Einstein Noah Restaurant Group, Inc	4
1,754	*	Gaylord Entertainment Co	54
1,646	*	Grand Canyon Education, Inc	29
14,583		H&R Block, Inc	240
3,288		Hillenbrand, Inc	75
1,950	*	Hyatt Hotels Corp	83
14,926		International Game Technology	251
1,433		International Speedway Corp (Class A)	40
2,163		Interval Leisure Group, Inc	38
1,142	*	Isle of Capri Casinos, Inc	8
1,384	*,e	ITT Educational Services, Inc	92
1,877	*	Jack in the Box, Inc	45
3,249	*	Jamba, Inc	7
1,265	*,e	K12, Inc	30
2,917	*	Krispy Kreme Doughnuts, Inc	21
19,471		Las Vegas Sands Corp	1,121
2,155	*	Life Time Fitness, Inc	109
870		Lincoln Educational Services Corp	7
638		Mac-Gray Corp	10
1,242		Marcus Corp	16
12,864		Marriott International, Inc (Class A)	487
1,390	*	Marriott Vacations Worldwide Corp	40
1,582		Matthews International Corp (Class A)	50
50,648		McDonald’s Corp	4,969
16,324	*	MGM Mirage	222
604	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	6
1,276	*	Multimedia Games, Inc	14
386		National American University Holdings, Inc	2

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,279	*,e	O’Charleys, Inc	$13
4,684	*	Orient-Express Hotels Ltd (Class A)	48
1,428	*	Panera Bread Co (Class A)	230
997	*	Papa John’s International, Inc	38
650	*,e	Peet’s Coffee & Tea, Inc	48
3,437	*	Penn National Gaming, Inc	148
1,227		PF Chang’s China Bistro, Inc	48
3,407	*	Pinnacle Entertainment, Inc	39
705	*	Princeton Review, Inc	0	^
490	*	Red Lion Hotels Corp	4
666	*	Red Robin Gourmet Burgers, Inc	25
2,615		Regis Corp	48
6,827		Royal Caribbean Cruises Ltd	201
3,070	*	Ruby Tuesday, Inc	28
1,588	*	Ruth’s Chris Steak House, Inc	12
2,868	*	Scientific Games Corp (Class A)	33
12,090		Service Corp International	136
2,802	*	Shuffle Master, Inc	49
2,098		Six Flags Entertainment Corp	98
3,411	*	Sonic Corp	26
3,535		Sotheby’s (Class A)	139
819		Speedway Motorsports, Inc	15
36,495		Starbucks Corp	2,040
9,527		Starwood Hotels & Resorts Worldwide, Inc	537
45	*	Steak N Shake Co	18
636	*	Steiner Leisure Ltd	31
4,084	e	Stewart Enterprises, Inc (Class A)	25
605	e	Strayer Education, Inc	57
3,228		Texas Roadhouse, Inc (Class A)	54
1,064	*	Town Sports International Holdings, Inc	13
1,448		Universal Technical Institute, Inc	19
1,845		Vail Resorts, Inc	80
1,452	e	Weight Watchers International, Inc	112
15,922		Wendy’s	80
2,997	*	WMS Industries, Inc	71
7,692		Wyndham Worldwide Corp	358
3,087		Wynn Resorts Ltd	385
22,652		Yum! Brands, Inc	1,612

		TOTAL CONSUMER SERVICES	18,287

DIVERSIFIED FINANCIALS - 6.1%
3,111		Advance America Cash Advance Centers, Inc	33
2,630	*	Affiliated Managers Group, Inc	294
17,707	*	American Capital Ltd	153
51,219		American Express Co	2,963
11,069		Ameriprise Financial, Inc	632
9,666		Apollo Investment Corp	69
10,143		Ares Capital Corp	166
1,707	e	Artio Global Investors, Inc	8
523,720		Bank of America Corp	5,012
61,033		Bank of New York Mellon Corp	1,473
3,857		BGC Partners, Inc (Class A)	28
2,986		BlackRock Kelso Capital Corp	29
4,181		BlackRock, Inc	857
3,645	*	Broadpoint Securities Group, Inc	5
1,288		Calamos Asset Management, Inc (Class A)	17
24,266		Capital One Financial Corp	1,353
147		Capital Southwest Corp	14
1,482		Cash America International, Inc	71
2,668		CBOE Holdings, Inc	76
52,189		Charles Schwab Corp	750
141,838		Citigroup, Inc	5,184
3,272		CME Group, Inc	947
1,086	e	Cohen & Steers, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,682		Compass Diversified Trust	$25
5,330	*	Cowen Group, Inc	14
302	*	Credit Acceptance Corp	30
118		Diamond Hill Investment Group, Inc	9
26,865		Discover Financial Services	896
2,202	*	Dollar Financial Corp	42
1,551		Duff & Phelps Corp	24
12,665	*	E*Trade Financial Corp	139
6,232		Eaton Vance Corp	178
737		Epoch Holding Corp	18
986		Evercore Partners, Inc (Class A)	29
2,322	*	Ezcorp, Inc (Class A)	75
2,692	*	FBR Capital Markets Corp	7
4,555	e	Federated Investors, Inc (Class B)	102
3,389	e	Fifth Street Finance Corp	33
1,926	*	Financial Engines, Inc	43
1,630	*	First Cash Financial Services, Inc	70
3,742	*,e	First Marblehead Corp	5
7,098		Franklin Resources, Inc	880
352		Friedman Billings Ramsey Group, Inc (Class A)	8
950	e	FXCM, Inc	12
349		GAMCO Investors, Inc (Class A)	17
3,928		GFI Group, Inc	15
1,256		Gladstone Capital Corp	10
1,326		Gladstone Investment Corp	10
25,291		Goldman Sachs Group, Inc	3,145
404		Golub Capital BDC, Inc	6
1,122	*,e	Green Dot Corp	30
1,492	e	Greenhill & Co, Inc	65
1,395	*	Harris & Harris Group, Inc	6
2,227		Hercules Technology Growth Capital, Inc	25
1,489	*	HFF, Inc (Class A)	25
891	*	Imperial Holdings, Inc	2
2,025		Interactive Brokers Group, Inc (Class A)	34
3,597	*	IntercontinentalExchange, Inc	494
675	*	International Assets Holding Corp	14
1,945	*	Internet Capital Group, Inc	17
22,415		Invesco Ltd	598
2,567	*	Investment Technology Group, Inc	31
35,810		iShares Russell 3000 Index Fund	2,982
9,425		Janus Capital Group, Inc	84
6,156	e	Jefferies Group, Inc	116
822		JMP Group, Inc	6
194,049		JPMorgan Chase & Co	8,922
1,881		KBW, Inc	35
5,321	*	Knight Capital Group, Inc (Class A)	68
1,010		Kohlberg Capital Corp	7
5,033	*	Ladenburg Thalmann Financial Services, Inc	9
5,598		Lazard Ltd (Class A)	160
6,879		Legg Mason, Inc	192
9,840		Leucadia National Corp	257
700	*	LPL Investment Holdings, Inc	27
1,017	e	Main Street Capital Corp	25
1,518		MarketAxess Holdings, Inc	57
3,668		MCG Capital Corp	16
872		Medallion Financial Corp	10
594		Medley Capital Corp	7
9,845		Moody’s Corp	414
76,013		Morgan Stanley	1,493
6,067	*	MSCI, Inc (Class A)	223
1,507		MVC Capital, Inc	20
5,892	*	Nasdaq Stock Market, Inc	153
1,305		Nelnet, Inc (Class A)	34
1,400	*,e	Netspend Holdings, Inc	11
354		New Mountain Finance Corp	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

959	*	NewStar Financial, Inc	$11
1,181		NGP Capital Resources Co	8
489		Nicholas Financial, Inc	6
10,627		Northern Trust Corp	504
13,136		NYSE Euronext	394
448		Oppenheimer Holdings, Inc	8
2,314		PennantPark Investment Corp	24
2,946	*	PHH Corp	46
1,198	*	Pico Holdings, Inc	28
935	*	Piper Jaffray Cos	25
3,632	e	Prospect Capital Corp	40
5,235		Raymond James Financial, Inc	191
1,299	*	Safeguard Scientifics, Inc	22
870		Sanders Morris Harris Group, Inc	6
6,909		SEI Investments Co	143
25,584		SLM Corp	403
305		Solar Capital Ltd	7
375		Solar Senior Capital Ltd	6
24,748		State Street Corp	1,126
2,739	*	Stifel Financial Corp	104
1,726		SWS Group, Inc	10
12,829		T Rowe Price Group, Inc	838
11,051		TD Ameritrade Holding Corp	218
456		THL Credit, Inc	6
1,245		TICC Capital Corp	12
925		Triangle Capital Corp	18
164	*	Virtus Investment Partners, Inc	14
4,362		Waddell & Reed Financial, Inc (Class A)	141
1,146		Walter Investment Management Corp	26
322		Westwood Holdings Group, Inc	12
616	*,e	World Acceptance Corp	38

		TOTAL DIVERSIFIED FINANCIALS	47,120

ENERGY - 10.4%
4,200	*,e	Abraxas Petroleum Corp	13
783		Alon USA Energy, Inc	7
10,621	*	Alpha Natural Resources, Inc	162
885	*,e	Amyris Biotechnologies, Inc	5
24,243		Anadarko Petroleum Corp	1,899
18,682		Apache Corp	1,876
460	e	APCO Argentina, Inc	31
546	*	Approach Resources, Inc	20
9,903	e	Arch Coal, Inc	106
896	*,e	ATP Oil & Gas Corp	7
2,862	*	Atwood Oceanics, Inc	128
21,266		Baker Hughes, Inc	892
1,205	*	Basic Energy Services, Inc	21
2,676		Berry Petroleum Co (Class A)	126
2,422	*	Bill Barrett Corp	63
4,811	*,e	BPZ Energy, Inc	19
1,671		Bristow Group, Inc	80
10,258		Cabot Oil & Gas Corp	320
4,578	*	Cal Dive International, Inc	15
1,294	*	Callon Petroleum Co	8
12,062	*	Cameron International Corp	637
971	e	CARBO Ceramics, Inc	102
1,963	*	Carrizo Oil & Gas, Inc	56
3,135	*	Cheniere Energy, Inc	47
32,556		Chesapeake Energy Corp	754
98,484		Chevron Corp	10,561
4,254		Cimarex Energy Co	321
326	*	Clayton Williams Energy, Inc	26
2,252	*,e	Clean Energy Fuels Corp	48
1,710	*	Cloud Peak Energy, Inc	27
5,980	*	Cobalt International Energy, Inc	180

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,095	*,e	Comstock Resources, Inc	$33
5,242	*	Concho Resources, Inc	535
64,808		ConocoPhillips	4,926
11,445		Consol Energy, Inc	390
582	*	Contango Oil & Gas Co	34
1,662	*,e	Continental Resources, Inc	143
2,156		Core Laboratories NV	284
2,304		Crosstex Energy, Inc	33
4,444	*	CVR Energy, Inc	119
474	*	Dawson Geophysical Co	16
683		Delek US Holdings, Inc	11
20,375	*	Denbury Resources, Inc	371
20,953	*	Devon Energy Corp	1,490
2,362	e	DHT Maritime, Inc	2
3,213	e	Diamond Offshore Drilling, Inc	214
3,707	*	Dresser-Rand Group, Inc	172
1,762	*	Dril-Quip, Inc	115
37,611		El Paso Corp	1,111
1,867	*	Endeavour International Corp	22
3,525		Energen Corp	173
1,505	*	Energy Partners Ltd	25
3,786	*	Energy XXI Bermuda Ltd	137
13,217		EOG Resources, Inc	1,468
6,781		Equitable Resources, Inc	327
668	*	Evolution Petroleum Corp	6
7,607	e	EXCO Resources, Inc	50
3,340	*	Exterran Holdings, Inc	44
241,275	d	Exxon Mobil Corp	20,926
11,824	*	FMC Technologies, Inc	596
4,741	*	Forest Oil Corp	58
2,722	e	Frontline Ltd	21
2,612	*	FX Energy, Inc	14
2,282	*	Gastar Exploration Ltd	7
523	*,e	Geokinetics, Inc	1
1,015	*	Georesources, Inc	33
277	*,e	Gevo, Inc	3
933	*	Global Geophysical Services, Inc	10
1,351	*,e	GMX Resources, Inc	2
2,142	e	Golar LNG Ltd	82
1,342	*,e	Goodrich Petroleum Corp	26
827	*	Green Plains Renewable Energy, Inc	9
727		Gulf Island Fabrication, Inc	21
934	*	Gulfmark Offshore, Inc	43
1,969	*	Gulfport Energy Corp	57
44,606		Halliburton Co	1,480
1,747	*	Harvest Natural Resources, Inc	12
4,668	*,e	Heckmann Corp	20
5,489	*	Helix Energy Solutions Group, Inc	98
4,572		Helmerich & Payne, Inc	247
5,516	*	Hercules Offshore, Inc	26
14,816		Hess Corp	873
9,194		Holly Corp	296
1,230	*	Hornbeck Offshore Services, Inc	52
928	e	Houston American Energy Corp	5
7,914	*,e	Hyperdynamics Corp	10
6,522	*	ION Geophysical Corp	42
61	*	Isramco, Inc	5
1,514	*,e	James River Coal Co	8
6,661	*	Key Energy Services, Inc	103
8,627	e	Kinder Morgan, Inc	333
1,036	e	Knightsbridge Tankers Ltd	15
9,022	*	Kodiak Oil & Gas Corp	90
1,661	*	Kosmos Energy LLC	22
843	*	L&L Energy, Inc	2
790	*	Laredo Petroleum Holdings, Inc	19

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,347		Lufkin Industries, Inc	$109
5,602	*,e	Magnum Hunter Resources Corp	36
34,585		Marathon Oil Corp	1,096
17,542		Marathon Petroleum Corp	761
1,545	*	Matrix Service Co	22
11,755	*	McDermott International, Inc	151
4,297	*,e	McMoRan Exploration Co	46
738	*,e	Miller Petroleum, Inc	3
507	*	Mitcham Industries, Inc	11
9,334		Murphy Oil Corp	525
14,433	*	Nabors Industries Ltd	252
20,767		National Oilwell Varco, Inc	1,650
714	*	Natural Gas Services Group, Inc	9
6,825	*	Newfield Exploration Co	237
4,752	*	Newpark Resources, Inc	39
8,752		Noble Energy, Inc	856
2,356	e	Nordic American Tanker Shipping	37
2,245	*,e	Northern Oil And Gas, Inc	47
3,020	*	Oasis Petroleum, Inc	93
39,666		Occidental Petroleum Corp	3,777
5,485		Oceaneering International, Inc	296
2,591	*	Oil States International, Inc	202
1,191	e	Overseas Shipholding Group, Inc	15
246	*	OYO Geospace Corp	26
2,542	*,e	Pacific Asia Petroleum, Inc	3
447		Panhandle Oil and Gas, Inc (Class A)	13
6,555	*	Parker Drilling Co	39
3,067	*,e	Patriot Coal Corp	19
7,817		Patterson-UTI Energy, Inc	135
13,332		Peabody Energy Corp	386
2,491		Penn Virginia Corp	11
1,000	*	Petroleum Development Corp	37
2,768	*,e	Petroquest Energy, Inc	17
882	*	PHI, Inc	20
2,681	*	Pioneer Drilling Co	24
5,742		Pioneer Natural Resources Co	641
7,131	*	Plains Exploration & Production Co	304
8,936		Questar Market Resources, Inc	273
3,214	*,e	Quicksilver Resources, Inc	16
8,023		Range Resources Corp	466
11,466	*	Rentech, Inc	24
2,024	*,e	Resolute Energy Corp	23
1,826	*,e	Rex Energy Corp	20
303	*	Rex Stores Corp	9
298	*	RigNet, Inc	5
2,800	*	Rosetta Resources, Inc	137
6,060	*	Rowan Cos, Inc	200
3,290	e	RPC, Inc	35
18,950	*	SandRidge Energy, Inc	148
66,236		Schlumberger Ltd	4,632
1,279	*	Scorpio Tankers, Inc	9
891		SEACOR Holdings, Inc	85
2,320	*	SemGroup Corp	68
2,365	e	Ship Finance International Ltd	36
550	*,e	Solazyme, Inc	8
17,013	*	Southwestern Energy Co	521
31,671		Spectra Energy Corp	999
3,213		St. Mary Land & Exploration Co	227
2,334	*	Stone Energy Corp	67
5,389		Sunoco, Inc	206
7,784	*	Superior Energy Services	205
2,133	*	Swift Energy Co	62
3,388	*,e	Syntroleum Corp	3
840		Targa Resources Investments, Inc	38
2,102		Teekay Corp	73

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,124		Teekay Tankers Ltd (Class A)	$13
1,600	*	Tesco Corp	23
7,249	*	Tesoro Corp	195
3,896	*	Tetra Technologies, Inc	37
2,548		Tidewater, Inc	138
367	*,e	Triangle Petroleum Corp	3
7,732	*	Ultra Petroleum Corp	175
500	*	Union Drilling, Inc	3
2,117	*	Unit Corp	90
3,239	*,e	Uranerz Energy Corp	8
2,636	*,e	Uranium Energy Corp	10
4,901	*,e	Uranium Resources, Inc	5
5,321	*,e	Ur-Energy, Inc	7
5,759	*,e	USEC, Inc	6
2,578	*	Vaalco Energy, Inc	24
27,754		Valero Energy Corp	715
4,769	*	Vantage Drilling Co	8
1,482	*	Venoco, Inc	16
2,249	*,e	Voyager Oil & Gas, Inc	6
1,693		W&T Offshore, Inc	36
3,436	*	Warren Resources, Inc	11
2,614	e	Western Refining, Inc	49
510	*	Westmoreland Coal Co	6
5,933	*	Whiting Petroleum Corp	322
2,395	*	Willbros Group, Inc	8
28,869		Williams Cos, Inc	889
3,096		World Fuel Services Corp	127
9,623	*	WPX Energy, Inc	173

		TOTAL ENERGY	80,118

FOOD & STAPLES RETAILING - 1.9%
962		Andersons, Inc	47
66		Arden Group, Inc (Class A)	6
1,705		Casey’s General Stores, Inc	95
21,318		Costco Wholesale Corp	1,936
66,113		CVS Corp	2,962
1,424	*,e	Fresh Market, Inc	68
2,157		Harris Teeter Supermarkets, Inc	87
700		Ingles Markets, Inc (Class A)	12
27,902		Kroger Co	676
656		Nash Finch Co	19
1,214	*	Pantry, Inc	16
655		Pricesmart, Inc	48
29,531	*	Rite Aid Corp	51
1,140	*	Roundy’s, Inc	12
12,728	e	Safeway, Inc	257
1,382		Spartan Stores, Inc	25
11,240	e	Supervalu, Inc	64
233	*	Susser Holdings Corp	6
28,896		Sysco Corp	863
2,446	*	United Natural Foods, Inc	114
424		Village Super Market (Class A)	13
44,482		Walgreen Co	1,490
86,737		Wal-Mart Stores, Inc	5,308
180		Weis Markets, Inc	8
7,589		Whole Foods Market, Inc	631

		TOTAL FOOD & STAPLES RETAILING	14,814

FOOD, BEVERAGE & TOBACCO - 5.3%
246	e	Alico, Inc	6
5,454	*	Alliance One International, Inc	21
102,488		Altria Group, Inc	3,164
32,242		Archer Daniels Midland Co	1,021
1,189		B&G Foods, Inc (Class A)	27
7,508		Beam, Inc	440
400	*,e	Boston Beer Co, Inc (Class A)	43
4,967		Brown-Forman Corp (Class B)	414
7,283		Bunge Ltd	498

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

555		Calavo Growers, Inc	$15
803	e	Cal-Maine Foods, Inc	31
8,910	e	Campbell Soup Co	302
1,075	*,e	Central European Distribution Corp	6
2,584	*	Chiquita Brands International, Inc	23
263		Coca-Cola Bottling Co Consolidated	17
96,721		Coca-Cola Co	7,158
15,623		Coca-Cola Enterprises, Inc	447
20,123		ConAgra Foods, Inc	528
8,328	*	Constellation Brands, Inc (Class A)	196
3,860		Corn Products International, Inc	222
5,911	*	Darling International, Inc	103
9,678	*	Dean Foods Co	117
1,154	e	Diamond Foods, Inc	26
1,712	*,e	Dole Food Co, Inc	17
10,780	e	Dr Pepper Snapple Group, Inc	434
616	*,e	Farmer Bros Co	7
5,476		Flowers Foods, Inc	112
1,464		Fresh Del Monte Produce, Inc	33
31,254		General Mills, Inc	1,233
5,980	*,e	Green Mountain Coffee Roasters, Inc	280
149		Griffin Land & Nurseries, Inc (Class A)	4
15,785		H.J. Heinz Co	845
1,798	*	Hain Celestial Group, Inc	79
7,424		Hershey Co	455
6,425		Hormel Foods Corp	190
740	e	Imperial Sugar Co	3
800		J&J Snack Foods Corp	42
5,627		J.M. Smucker Co	458
12,157		Kellogg Co	652
80,583		Kraft Foods, Inc (Class A)	3,063
755		Lancaster Colony Corp	50
2,402		Lance, Inc	62
443	e	Limoneira Co	7
6,614		Lorillard, Inc	856
6,403		McCormick & Co, Inc	348
10,062		Mead Johnson Nutrition Co	830
621		Mgp Ingredients, Inc	3
6,484		Molson Coors Brewing Co (Class B)	293
7,076	*	Monster Beverage Corp	439
621		National Beverage Corp	10
996	*	Omega Protein Corp	8
77,161		PepsiCo, Inc	5,120
86,839		Philip Morris International, Inc	7,695
2,936	*,e	Pilgrim’s Pride Corp	22
1,328	*	Post Holdings, Inc	44
617	*,e	Primo Water	1
2,656	*	Ralcorp Holdings, Inc	197
16,171		Reynolds American, Inc	670
1,203		Sanderson Farms, Inc	64
28,610		Sara Lee Corp	616
365	*	Seneca Foods Corp	10
3,778	*	Smart Balance, Inc	25
6,686	*	Smithfield Foods, Inc	147
4,200	*,e	Star Scientific, Inc	14
889	*	Synutra International, Inc	5
1,223	e	Tootsie Roll Industries, Inc	28
1,794	*	TreeHouse Foods, Inc	107
14,985		Tyson Foods, Inc (Class A)	287
1,060		Universal Corp	49
2,514	e	Vector Group Ltd	44

		TOTAL FOOD, BEVERAGE & TOBACCO	40,783

HEALTH CARE EQUIPMENT & SERVICES - 4.3%
1,214	*	Abaxis, Inc	35
1,811	*	Abiomed, Inc	40
2,035	*,e	Accretive Health, Inc	41
3,073	*	Accuray, Inc	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,980		Aetna, Inc	$852
467	*	Air Methods Corp	41
3,127	*	Align Technology, Inc	86
1,316	*	Alliance Imaging, Inc	2
9,620	*	Allscripts Healthcare Solutions, Inc	160
380	*	Almost Family, Inc	10
2,729	*	Alphatec Holdings, Inc	6
1,533	*	Amedisys, Inc	22
2,201	*	Amerigroup Corp	148
12,743		AmerisourceBergen Corp	506
2,008	*	AMN Healthcare Services, Inc	12
1,528	*	Amsurg Corp	43
639		Analogic Corp	43
1,310	*	Angiodynamics, Inc	16
3,605	*,e	Antares Pharma, Inc	12
1,336	*	Arthrocare Corp	36
1,106		Assisted Living Concepts, Inc (A Shares)	18
1,737	*,e	athenahealth, Inc	129
716	*	AtriCure, Inc	7
86		Atrion Corp	18
4,151		Bard (C.R.), Inc	410
27,996		Baxter International, Inc	1,674
10,645		Becton Dickinson & Co	827
1,453	*,e	Biolase Technology, Inc	4
1,242	*,e	Bio-Reference Labs, Inc	29
2,298	*	BioScrip, Inc	16
74,361	*	Boston Scientific Corp	445
4,927	*	Brookdale Senior Living, Inc	92
1,066		Cantel Medical Corp	27
1,396	*	Capital Senior Living Corp	13
17,180		Cardinal Health, Inc	741
1,317	*	CardioNet, Inc	4
10,828	*	CareFusion Corp	281
1,830	*	Catalyst Health Solutions, Inc	117
2,518	*	Centene Corp	123
6,928	*	Cerner Corp	528
1,975	*,e	Cerus Corp	8
812		Chemed Corp	51
671	*	Chindex International, Inc	6
13,313		Cigna Corp	656
4,283	*	Community Health Systems, Inc	95
590		Computer Programs & Systems, Inc	33
1,671	*,e	Conceptus, Inc	24
1,595		Conmed Corp	48
2,129		Cooper Cos, Inc	174
467	*	Corvel Corp	19
7,375		Coventry Health Care, Inc	262
24,097		Covidien plc	1,318
2,234	*	Cross Country Healthcare, Inc	11
1,413	*	CryoLife, Inc	7
1,543	*	Cyberonics, Inc	59
475	*	Cynosure, Inc (Class A)	8
4,545	*	DaVita, Inc	410
1,929	*,e	Delcath Systems, Inc	6
7,111		Dentsply International, Inc	285
3,382	*	DexCom, Inc	35
493	*	DynaVox, Inc	2
5,544	*	Edwards Lifesciences Corp	403
1,554	*	Emeritus Corp	27
2,539	*	Endologix, Inc	37
711		Ensign Group, Inc	19
327	*,e	ePocrates, Inc	3
408	*	Exactech, Inc	6
1,376	*	EXamWorks, Inc	17
24,034	*	Express Scripts, Inc	1,302

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,637	*	Five Star Quality Care, Inc	$6
2,421	*	Gen-Probe, Inc	161
1,497	*	Gentiva Health Services, Inc	13
1,370	*	Greatbatch, Inc	34
1,049	*	Haemonetics Corp	73
1,683	*	Hanger Orthopedic Group, Inc	37
1,438	*,e	Hansen Medical, Inc	4
5,563		HCA Holdings, Inc	138
11,279	*	Health Management Associates, Inc (Class A)	76
4,093	*	Health Net, Inc	163
4,136	*	Healthsouth Corp	85
797	*	HealthStream, Inc	18
1,788	*	Healthways, Inc	13
605	*,e	HeartWare International, Inc	40
4,357	*	Henry Schein, Inc	330
3,194		Hill-Rom Holdings, Inc	107
4,287	*	HMS Holdings Corp	134
13,090	*	Hologic, Inc	282
8,295		Humana, Inc	767
292	*	ICU Medical, Inc	14
2,704	*	Idexx Laboratories, Inc	236
2,329	*	Insulet Corp	45
1,114	*	Integra LifeSciences Holdings Corp	39
1,906	*	Intuitive Surgical, Inc	1,033
1,548		Invacare Corp	26
4,435	*	Inverness Medical Innovations, Inc	115
904	*,e	IPC The Hospitalist Co, Inc	33
1,079	*	IRIS International, Inc	15
520		Kensey Nash Corp	15
2,539	*	Kindred Healthcare, Inc	22
4,882	*	Laboratory Corp of America Holdings	447
498		Landauer, Inc	26
735	*	LHC Group, Inc	14
2,226	*	LifePoint Hospitals, Inc	88
4,122		Lincare Holdings, Inc	107
1,359	*	Magellan Health Services, Inc	66
1,614	*,e	MAKO Surgical Corp	68
2,657		Masimo Corp	62
12,388		McKesson Corp	1,087
2,281	*	MedAssets, Inc	30
19,647	*	Medco Health Solutions, Inc	1,381
873	*	Medical Action Industries, Inc	5
975	*	Medidata Solutions, Inc	26
52,488		Medtronic, Inc	2,057
2,504	*,e	Merge Healthcare, Inc	15
2,066		Meridian Bioscience, Inc	40
1,836	*	Merit Medical Systems, Inc	23
2,331	*	Metropolitan Health Networks, Inc	22
1,586	*	MModal, Inc	17
1,080	*	Molina Healthcare, Inc	36
620	*	MWI Veterinary Supply, Inc	55
516		National Healthcare Corp	23
1,662	*	Natus Medical, Inc	20
1,314	*	Neogen Corp	51
4,406	*,e	Neoprobe Corp	14
2,136	*	NuVasive, Inc	36
2,243	*	NxStage Medical, Inc	43
5,865		Omnicare, Inc	209
1,729	*	Omnicell, Inc	26
2,901	*	OraSure Technologies, Inc	33
1,010	*	Orthofix International NV	38
3,228		Owens & Minor, Inc	98
1,140	*	Palomar Medical Technologies, Inc	11
4,582		Patterson Cos, Inc	153
2,180	*	Pediatrix Medical Group, Inc	162

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,726	*	PharMerica Corp	$21
617	*	Providence Service Corp	10
2,792	*	PSS World Medical, Inc	71
1,960		Quality Systems, Inc	86
7,808		Quest Diagnostics, Inc	477
1,220	*,e	Quidel Corp	22
1,541	*	RadNet, Inc	5
7,735	*	Resmed, Inc	239
804	*,e	Rockwell Medical Technologies, Inc	8
3,216	*	RTI Biologics, Inc	12
2,500	*,e	Select Medical Holdings Corp	19
2,401	*	Sirona Dental Systems, Inc	124
973	*	Skilled Healthcare Group, Inc (Class A)	7
3,016	*	Solta Medical, Inc	9
1,958	*	Spectranetics Corp	20
16,210		St. Jude Medical, Inc	718
1,741	*	Staar Surgical Co	19
2,299	*	Stereotaxis, Inc	2
2,985		STERIS Corp	94
15,248		Stryker Corp	846
758	*	Sun Healthcare Group, Inc	5
2,773	*,e	Sunrise Senior Living, Inc	17
900	*	SurModics, Inc	14
2,964	*	SXC Health Solutions Corp	222
1,974	*	Symmetry Medical, Inc	14
1,090	*	Synergetics USA, Inc	7
1,351	*	Team Health Holdings, Inc	28
1,782		Teleflex, Inc	109
21,306	*	Tenet Healthcare Corp	113
2,999	*	Thoratec Corp	101
520	*	Tornier BV	13
360	*,e	Transcend Services, Inc	10
249	*	Triple-S Management Corp (Class B)	6
2,569	*,e	Unilife Corp	10
53,090		UnitedHealth Group, Inc	3,129
1,661		Universal American Corp	18
4,561		Universal Health Services, Inc (Class B)	191
1,051	*,e	Uroplasty, Inc	3
701		US Physical Therapy, Inc	16
5,687	*	Varian Medical Systems, Inc	392
937	*	Vascular Solutions, Inc	10
4,351	*	VCA Antech, Inc	101
2,758	*	Volcano Corp	78
2,154	*	WellCare Health Plans, Inc	155
16,897		WellPoint, Inc	1,247
1,778		West Pharmaceutical Services, Inc	76
2,200	*	Wright Medical Group, Inc	43
233		Young Innovations, Inc	7
8,694		Zimmer Holdings, Inc	559
1,200	*	Zoll Medical Corp	111

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	33,244

HOUSEHOLD & PERSONAL PRODUCTS - 2.0%
20,834		Avon Products, Inc	403
3,024	*	Central Garden and Pet Co (Class A)	29
6,930		Church & Dwight Co, Inc	341
6,594		Clorox Co	453
23,819		Colgate-Palmolive Co	2,329
1,265	*	Elizabeth Arden, Inc	44
3,126	*	Energizer Holdings, Inc	232
11,134		Estee Lauder Cos (Class A)	690
867	e	Female Health Co	5
5,990		Herbalife Ltd	412
735		Inter Parfums, Inc	11
19,108		Kimberly-Clark Corp	1,412

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

721	*,e	Medifast, Inc	$13
83	*,e	Nature’s Sunshine Products, Inc	1
2,584		Nu Skin Enterprises, Inc (Class A)	150
602	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	6
2,523	*	Prestige Brands Holdings, Inc	44
136,333		Procter & Gamble Co	9,163
575	*	Revlon, Inc (Class A)	10
630		Schiff Nutrition International, Inc	8
956	*	Spectrum Brands, Inc	33
312	*,e	USANA Health Sciences, Inc	12
886		WD-40 Co	40

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	15,850

INSURANCE - 3.6%
16,478		ACE Ltd	1,206
22,890		Aflac, Inc	1,053
685	*	Alleghany Corp	225
1,704		Allied World Assurance Co Holdings Ltd	117
25,606		Allstate Corp	843
3,620	e	American Equity Investment Life Holding Co	46
3,950		American Financial Group, Inc	152
21,619	*	American International Group, Inc	667
355		American National Insurance Co	26
622	*	American Safety Insurance Holdings Ltd	12
915	*	Amerisafe, Inc	23
1,200	e	Amtrust Financial Services, Inc	32
16,067		AON Corp	788
6,298	*	Arch Capital Group Ltd	235
1,611		Argo Group International Holdings Ltd	48
5,455		Arthur J. Gallagher & Co	195
3,581		Aspen Insurance Holdings Ltd	100
4,871		Assurant, Inc	197
9,283		Assured Guaranty Ltd	153
6,234		Axis Capital Holdings Ltd	207
422		Baldwin & Lyons, Inc (Class B)	9
85,479	*	Berkshire Hathaway, Inc (Class B)	6,937
5,834		Brown & Brown, Inc	139
13,221		Chubb Corp	914
6,937		Cincinnati Financial Corp	239
2,162	*	Citizens, Inc (Class A)	21
1,391		CNA Financial Corp	41
11,225	*	Conseco, Inc	87
1,190		Crawford & Co (Class B)	6
2,444		Delphi Financial Group, Inc (Class A)	109
406		Donegal Group, Inc (Class A)	6
1,474	*,e	eHealth, Inc	24
168		EMC Insurance Group, Inc	3
1,950		Employers Holdings, Inc	35
2,054		Endurance Specialty Holdings Ltd	84
235	*	Enstar Group Ltd	23
1,505		Erie Indemnity Co (Class A)	117
2,121		Everest Re Group Ltd	196
881		FBL Financial Group, Inc (Class A)	30
11,312		Fidelity National Title Group, Inc (Class A)	204
5,526		First American Financial Corp	92
2,488		Flagstone Reinsurance Holdings Ltd	20
22,188	*	Genworth Financial, Inc (Class A)	185
1,491	*	Greenlight Capital Re Ltd (Class A)	37
368	*	Hallmark Financial Services	3
2,267		Hanover Insurance Group, Inc	93
387		Harleysville Group, Inc	22
21,920		Hartford Financial Services Group, Inc	462
5,138		HCC Insurance Holdings, Inc	160
2,378	*	Hilltop Holdings, Inc	20
2,010		Horace Mann Educators Corp	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

392	e	Independence Holding Co	$4
632		Infinity Property & Casualty Corp	33
212		Kansas City Life Insurance Co	7
2,516		Kemper Corp	76
15,210		Lincoln National Corp	401
15,604		Loews Corp	622
2,909		Maiden Holdings Ltd	26
450	*	Markel Corp	202
26,703		Marsh & McLennan Cos, Inc	876
4,600		Max Capital Group Ltd	106
7,809	*,e	MBIA, Inc	77
2,850		Meadowbrook Insurance Group, Inc	27
1,373		Mercury General Corp	60
40,228		Metlife, Inc	1,503
3,129		Montpelier Re Holdings Ltd	60
2,320	*	National Financial Partners Corp	35
224		National Interstate Corp	6
56		National Western Life Insurance Co (Class A)	8
636	*	Navigators Group, Inc	30
12,729		Old Republic International Corp	134
1,314		OneBeacon Insurance Group Ltd (Class A)	20
3,239		PartnerRe Ltd	220
7,094	*	Phoenix Cos, Inc	17
1,669		Platinum Underwriters Holdings Ltd	61
1,106		Presidential Life Corp	13
1,054		Primerica, Inc	27
15,036		Principal Financial Group	444
1,464		ProAssurance Corp	129
30,555		Progressive Corp	708
4,503		Protective Life Corp	133
23,859		Prudential Financial, Inc	1,512
3,586		Reinsurance Group of America, Inc (Class A)	213
2,404		RenaissanceRe Holdings Ltd	182
697		RLI Corp	50
678		Safety Insurance Group, Inc	28
999		SeaBright Insurance Holdings, Inc	9
2,700		Selective Insurance Group, Inc	48
2,292		Stancorp Financial Group, Inc	94
913		State Auto Financial Corp	13
1,214		Stewart Information Services Corp	17
3,411		Symetra Financial Corp	39
5,237		Torchmark Corp	261
1,864		Tower Group, Inc	42
19,105		Travelers Cos, Inc	1,131
746	*	United America Indemnity Ltd	15
1,337		United Fire & Casualty Co	24
587		Universal Insurance Holdings, Inc	2
14,392		UnumProvident Corp	352
3,894		Validus Holdings Ltd	121
5,770		W.R. Berkley Corp	208
266		White Mountains Insurance Group Ltd	133
15,619		XL Capital Ltd	339

		TOTAL INSURANCE	27,576

MATERIALS - 4.0%
1,675		A. Schulman, Inc	45
226	*	AEP Industries, Inc	8
10,394		Air Products & Chemicals, Inc	954
3,941		Airgas, Inc	351
5,809	e	AK Steel Holding Corp	44
4,572		Albemarle Corp	292
52,542		Alcoa, Inc	526
5,197		Allegheny Technologies, Inc	214
4,499	*	Allied Nevada Gold Corp	146
1,252		AMCOL International Corp	37
928		American Vanguard Corp	20
3,382		Aptargroup, Inc	185

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,098		Ashland, Inc	$250
1,365		Balchem Corp	41
8,482		Ball Corp	364
4,932		Bemis Co, Inc	159
5,292		Boise, Inc	43
1,200	*	Brush Engineered Materials, Inc	34
1,757		Buckeye Technologies, Inc	60
3,319		Cabot Corp	142
2,978	*	Calgon Carbon Corp	46
2,419		Carpenter Technology Corp	126
1,087	*,e	Castle (A.M.) & Co	14
7,589		Celanese Corp (Series A)	350
3,364	*	Century Aluminum Co	30
3,180		CF Industries Holdings, Inc	581
340		Chase Corp	5
3,627	*	Chemtura	62
1,060	*	Clearwater Paper Corp	35
6,943		Cleveland-Cliffs, Inc	481
4,438	*	Coeur d’Alene Mines Corp	105
6,046		Commercial Metals Co	90
1,615		Compass Minerals International, Inc	116
7,675	*	Crown Holdings, Inc	283
2,481		Cytec Industries, Inc	151
567		Deltic Timber Corp	36
1,790		Domtar Corp	171
57,252		Dow Chemical Co	1,983
45,263		Du Pont (E.I.) de Nemours & Co	2,394
2,311		Eagle Materials, Inc	80
6,820		Eastman Chemical Co	353
14,627		Ecolab, Inc	903
4,514	*	Ferro Corp	27
2,562	*,e	Flotek Industries, Inc	31
3,453		FMC Corp	366
46,378		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,764
954		FutureFuel Corp	10
2,908	*,e	General Moly, Inc	10
1,622	*	Georgia Gulf Corp	57
2,406		Glatfelter	38
2,943		Globe Specialty Metals, Inc	44
1,426	e	Gold Resource Corp	35
461	*,e	Golden Minerals Co	4
12,807	*	Golden Star Resources Ltd	24
8,058	*	Graphic Packaging Holding Co	45
1,790		Greif, Inc (Class A)	100
2,571		H.B. Fuller Co	84
459		Hawkins, Inc	17
510		Haynes International, Inc	32
2,769	*	Headwaters, Inc	12
14,157		Hecla Mining Co	65
2,056	*	Horsehead Holding Corp	23
9,393		Huntsman Corp	132
1,126		Innophos Holdings, Inc	56
1,190	*	Innospec, Inc	36
4,077		International Flavors & Fragrances, Inc	239
21,301		International Paper Co	747
2,641	*	Intrepid Potash, Inc	64
4,439	*	Jaguar Mining, Inc	21
620		Kaiser Aluminum Corp	29
2,023	*	Kapstone Paper and Packaging Corp	40
329		KMG Chemicals, Inc	6
1,077		Koppers Holdings, Inc	42
1,610	*	Kraton Polymers LLC	43
1,114	e	Kronos Worldwide, Inc	28
1,289	*	Landec Corp	8
6,361	*	Louisiana-Pacific Corp	59

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

901	*	LSB Industries, Inc	$35
15,432		LyondellBasell Industries AF S.C.A	674
2,306		Martin Marietta Materials, Inc	197
5,285	*,e	McEwen Mining, Inc	23
8,578		MeadWestvaco Corp	271
566	*	Metals USA Holdings Corp	8
3,984	*,e	Midway Gold Corp	6
998		Minerals Technologies, Inc	65
2,837	*,e	Molycorp, Inc	96
26,111		Monsanto Co	2,083
13,646		Mosaic Co	754
1,570		Myers Industries, Inc	23
1,075		Neenah Paper, Inc	32
469		NewMarket Corp	88
23,952		Newmont Mining Corp	1,228
1,121		Noranda Aluminium Holding Corp	11
15,457		Nucor Corp	664
4,182		Olin Corp	91
529		Olympic Steel, Inc	13
1,636	*	OM Group, Inc	45
2,250	*	Omnova Solutions, Inc	15
8,262	*	Owens-Illinois, Inc	193
5,162		Packaging Corp of America	153
5,999	*,e	Paramount Gold and Silver Corp	14
4,735		PolyOne Corp	68
7,741		PPG Industries, Inc	742
14,759		Praxair, Inc	1,692
610		Quaker Chemical Corp	24
3,642		Reliance Steel & Aluminum Co	206
1,196	*	Revett Minerals, Inc	5
3,144		Rock-Tenn Co (Class A)	212
2,609	*	Rockwood Holdings, Inc	136
2,471		Royal Gold, Inc	161
6,583		RPM International, Inc	172
1,496	*	RTI International Metals, Inc	34
1,183		Schnitzer Steel Industries, Inc (Class A)	47
663		Schweitzer-Mauduit International, Inc	46
2,024	e	Scotts Miracle-Gro Co (Class A)	110
8,412		Sealed Air Corp	162
2,106	*	Senomyx, Inc	6
2,628		Sensient Technologies Corp	100
4,351		Sherwin-Williams Co	473
5,868		Sigma-Aldrich Corp	429
2,495		Silgan Holdings, Inc	110
5,648		Solutia, Inc	158
5,028		Sonoco Products Co	167
8,729		Southern Copper Corp (NY)	277
1,508	*	Spartech Corp	7
10,635		Steel Dynamics, Inc	155
417		Stepan Co	37
5,145	*	Stillwater Mining Co	65
2,858	*,e	SunCoke Energy, Inc	41
1,109	e	Texas Industries, Inc	39
668	*	Texas Petrochemicals, Inc	30
7,152	*	Thompson Creek Metals Co, Inc	48
4,523		Titanium Metals Corp	61
1,281		Tredegar Corp	25
66	*	United States Lime & Minerals, Inc	4
6,927	e	United States Steel Corp	203
391	*	Universal Stainless & Alloy	17
1,179	*	US Energy Corp Wyoming	4
910	*	US Silica Holdings Inc	19
4,845		Valspar Corp	234
3,459	*,e	Vista Gold Corp	11
6,530	e	Vulcan Materials Co	279

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,151		Walter Energy, Inc	$187
2,666		Wausau Paper Corp	25
893		Westlake Chemical Corp	58
297	*	WHX Corp	4
2,913		Worthington Industries, Inc	56
3,554	*	WR Grace & Co	205
1,145		Zep, Inc	16
1,635	*	Zoltek Cos, Inc	18

		TOTAL MATERIALS	30,815

MEDIA - 3.2%
924		AH Belo Corp (Class A)	5
2,662	*	AMC Networks, Inc	119
1,425		Arbitron, Inc	53
4,724		Belo (A.H.) Corp (Class A)	34
10,909		Cablevision Systems Corp (Class A)	160
33,018		CBS Corp (Class B)	1,120
1,854	*,e	Central European Media Enterprises Ltd (Class A) Nasdaq	13
2,685	*	Charter Communications, Inc	170
3,438		Cinemark Holdings, Inc	75
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	16
134,545		Comcast Corp (Class A)	4,038
1,802	*	Crown Media Holdings, Inc (Class A)	3
1,191	*	Cumulus Media, Inc (Class A)	4
1,322	*	Digital Generation, Inc	13
34,470	*	DIRECTV	1,701
12,881	*	Discovery Communications, Inc (Class A)	652
9,460		DISH Network Corp (Class A)	312
3,607	*,e	DreamWorks Animation SKG, Inc (Class A)	67
1,252	*,e	Entercom Communications Corp (Class A)	8
2,637		Entravision Communications Corp (Class A)	5
1,802	*	EW Scripps Co (Class A)	18
354	*	Fisher Communications, Inc	11
11,774		Gannett Co, Inc	180
629	*	Global Sources Ltd	4
1,804	*,e	Gray Television, Inc	3
2,075		Harte-Hanks, Inc	19
22,735		Interpublic Group of Cos, Inc	259
2,263		John Wiley & Sons, Inc (Class A)	108
2,807	*	Journal Communications, Inc (Class A)	16
1,587	*	Knology, Inc	29
3,031	*,e	Lamar Advertising Co (Class A)	98
13,630	*	Liberty Global, Inc (Class A)	683
5,786	*	Liberty Interactive LLC	510
1,798	*	Lin TV Corp (Class A)	7
1,860	*,e	Lions Gate Entertainment Corp	26
7,613	*	Live Nation, Inc	72
2,849	*	Madison Square Garden, Inc	97
1,522		Martha Stewart Living Omnimedia, Inc (Class A)	6
3,219	*,e	McClatchy Co (Class A)	9
13,441		McGraw-Hill Cos, Inc	651
1,288		MDC Partners, Inc	14
1,908	e	Meredith Corp	62
1,117		Morningstar, Inc	70
2,278		National CineMedia, Inc	35
6,951	*	New York Times Co (Class A)	47
105,397		News Corp (Class A)	2,075
542	*	Nexstar Broadcasting Group, Inc (Class A)	5
13,848		Omnicom Group, Inc	701
660		Outdoor Channel Holdings, Inc	5
490	*	ReachLocal, Inc	3
4,340	e	Regal Entertainment Group (Class A)	59
475	*	Rentrak Corp	11
1,378		Scholastic Corp	49
4,520		Scripps Networks Interactive (Class A)	220

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,111		Sinclair Broadcast Group, Inc (Class A)	$34
197,997	*	Sirius XM Radio, Inc	457
18,002		Thomson Corp	520
15,604		Time Warner Cable, Inc	1,272
48,733		Time Warner, Inc	1,840
2,478	*	Valassis Communications, Inc	57
98	e	Value Line, Inc	1
26,899		Viacom, Inc (Class B)	1,277
14,743	e	Virgin Media, Inc	368
87,316		Walt Disney Co	3,823
213	e	Washington Post Co (Class B)	80
1,281		World Wrestling Entertainment, Inc (Class A)	11

		TOTAL MEDIA	24,470

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.1%
75,844		Abbott Laboratories	4,648
1,983	*	Achillion Pharmaceuticals, Inc	19
2,044	*	Acorda Therapeutics, Inc	54
376	*	Aegerion Pharmaceuticals, Inc	5
1,787	*	Affymax, Inc	21
4,200	*	Affymetrix, Inc	18
17,156		Agilent Technologies, Inc	764
2,860	*	Akorn, Inc	33
1,600	*	Albany Molecular Research, Inc	4
9,120	*	Alexion Pharmaceuticals, Inc	847
5,209	*	Alkermes PLC	97
14,820		Allergan, Inc	1,414
4,202	*	Allos Therapeutics, Inc	6
2,039	*	Alnylam Pharmaceuticals, Inc	23
1,109	*	AMAG Pharmaceuticals, Inc	18
39,087		Amgen, Inc	2,658
1,022	*	Ampio Pharmaceuticals, Inc	4
6,228	*,e	Amylin Pharmaceuticals, Inc	155
826	*	Anthera Pharmaceuticals, Inc	2
803	*	Ardea Biosciences, Inc	17
7,276	*,e	Arena Pharmaceuticals, Inc	22
6,680	*	Ariad Pharmaceuticals, Inc	107
2,640	*	Arqule, Inc	18
3,660	*	Array Biopharma, Inc	12
2,656	*	Astex Pharmaceuticals	5
2,455	*	Auxilium Pharmaceuticals, Inc	46
6,354	*,e	AVANIR Pharmaceuticals, Inc	22
1,342	*	AVEO Pharmaceuticals, Inc	17
4,441	*,e	AVI BioPharma, Inc	7
1,205	*,e	BioCryst Pharmaceuticals, Inc	6
11,901	*	Biogen Idec, Inc	1,499
5,472	*	BioMarin Pharmaceuticals, Inc	187
723	*	BioMimetic Therapeutics, Inc	2
1,030	*	Bio-Rad Laboratories, Inc (Class A)	107
3,493	*,e	Biosante Pharmaceuticals, Inc	2
215	*	Biospecifics Technologies Corp	3
1,108	*,e	Biotime, Inc	5
83,165		Bristol-Myers Squibb Co	2,807
4,265	*	Bruker BioSciences Corp	65
1,890	*,e	Cadence Pharmaceuticals, Inc	7
1,815	*	Cambrex Corp	13
21,570	*	Celgene Corp	1,672
8,448	*,e	Cell Therapeutics, Inc	11
1,638	*,e	Celldex Therapeutics, Inc	8
2,745	*	Cepheid, Inc	115
2,608	*	Charles River Laboratories International, Inc	94
2,651	*,e	Chelsea Therapeutics International, Inc	7
1,143	*,e	Cleveland Biolabs, Inc	3
442	*	Codexis, Inc	2
3,725	*,e	Columbia Laboratories, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,926	*	Combinatorx, Inc	$3
523	*,e	Complete Genomics, Inc	1
1,326	*,e	Corcept Therapeutics, Inc	5
318	*	Cornerstone Therapeutics, Inc	2
3,087	*	Covance, Inc	147
2,930	*	Cubist Pharmaceuticals, Inc	127
3,574	*,e	Curis, Inc	17
2,389	*,e	Cytori Therapeutics, Inc	6
7,690	*,e	Dendreon Corp	82
2,984	*	Depomed, Inc	19
3,494	*	Durect Corp	3
1,240	*,e	Dusa Pharmaceuticals, Inc	8
4,970	*	Dyax Corp	8
5,843	*	Dynavax Technologies Corp	30
50,208		Eli Lilly & Co	2,022
1,234	*	Emergent Biosolutions, Inc	20
5,765	*	Endo Pharmaceuticals Holdings, Inc	223
748	*	Endocyte, Inc	4
1,864	*	Enzo Biochem, Inc	5
2,632	*,e	Enzon Pharmaceuticals, Inc	18
2,888	*	eResearch Technology, Inc	23
2,644	*	Exact Sciences Corp	29
6,457	*,e	Exelixis, Inc	33
318	*	Fluidigm Corp	5
13,175	*	Forest Laboratories, Inc	457
512	*	Furiex Pharmaceuticals Inc	12
810	*	Genomic Health, Inc	25
6,445	*,e	Geron Corp	11
38,340	*	Gilead Sciences, Inc	1,873
971	*,e	GTx, Inc	4
3,942	*	Halozyme Therapeutics, Inc	50
1,104	*	Harvard Bioscience, Inc	4
458	*	Hi-Tech Pharmacal Co, Inc	16
8,495	*	Hospira, Inc	318
9,905	*,e	Human Genome Sciences, Inc	82
2,733	*,e	Idenix Pharmaceuticals, Inc	27
6,175	*	Illumina, Inc	325
3,568	*,e	Immunogen, Inc	51
3,543	*,e	Immunomedics, Inc	13
3,365	*	Impax Laboratories, Inc	83
4,807	*,e	Incyte Corp	93
1,026	*	Infinity Pharmaceuticals, Inc	12
1,268	*	Insmed, Inc	5
2,471	*	InterMune, Inc	36
1,000	*	Ironwood Pharmaceuticals, Inc	13
5,202	*	Isis Pharmaceuticals, Inc	46
1,307	*	ISTA Pharmaceuticals, Inc	12
1,109	*	Jazz Pharmaceuticals PLC	54
133,881		Johnson & Johnson	8,831
2,721	*,e	Keryx Biopharmaceuticals, Inc	14
2,515	*,e	KV Pharmaceutical Co (Class A)	3
832	*	Lannett Co, Inc	3
10,577	*	Lexicon Pharmaceuticals, Inc	20
9,034	*	Life Technologies Corp	441
925	*	Ligand Pharmaceuticals, Inc (Class B)	15
2,138	*	Luminex Corp	50
2,990	*,e	MannKind Corp	7
1,093	*	MAP Pharmaceuticals, Inc	16
1,801		Maxygen, Inc	10
2,495	*	Medicines Co	50
3,195		Medicis Pharmaceutical Corp (Class A)	120
1,640	*	Medivation, Inc	123
388		Medtox Scientific, Inc	7
151,023		Merck & Co, Inc	5,799
1,320	*	Metabolix, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,572	*	Mettler-Toledo International, Inc	$290
1,926	*	Momenta Pharmaceuticals, Inc	29
21,455	*	Mylan Laboratories, Inc	503
4,340	*	Myriad Genetics, Inc	103
2,384	*	Nabi Biopharmaceuticals	4
4,982	*	Nektar Therapeutics	39
1,326	*,e	Neostem, Inc	0	^
2,526	*	Neurocrine Biosciences, Inc	20
4,336	*,e	Novavax, Inc	5
2,860	*	NPS Pharmaceuticals, Inc	20
1,040	*,e	Nymox Pharmaceutical Corp	8
1,070	*	Obagi Medical Products, Inc	14
511	*,e	OncoGenex Pharmaceutical, Inc	7
2,102	*,e	Oncothyreon, Inc	9
3,387	*	Onyx Pharmaceuticals, Inc	128
4,791	*,e	Opko Health, Inc	23
1,463	*,e	Optimer Pharmaceuticals, Inc	20
1,180	*	Orexigen Therapeutics, Inc	5
807	*,e	Osiris Therapeutics, Inc	4
1,723	*,e	Pacific Biosciences of California, Inc	6
1,792		Pain Therapeutics, Inc	6
1,830	*	Par Pharmaceutical Cos, Inc	71
3,098	*	Parexel International Corp	84
5,458		PDL BioPharma, Inc	35
2,716	*,e	Peregrine Pharmaceuticals, Inc	1
5,700		PerkinElmer, Inc	158
4,034		Perrigo Co	417
385,882		Pfizer, Inc	8,744
1,960	*,e	Pharmacyclics, Inc	54
1,715	*,e	PharmAthene, Inc	3
1,425	*	Pozen, Inc	9
1,419	*	Progenics Pharmaceuticals, Inc	14
10,977	*,e	Qiagen N.V. (NASDAQ)	171
2,696	*,e	Questcor Pharmaceuticals, Inc	101
533	*,e	Raptor Pharmaceutical Corp	4
3,683	*	Regeneron Pharmaceuticals, Inc	429
3,471	*	Rigel Pharmaceuticals, Inc	28
345	*,e	Sagent Pharmaceuticals	6
3,014	*	Salix Pharmaceuticals Ltd	158
2,157	*,e	Sangamo Biosciences, Inc	11
2,882	*	Santarus, Inc	17
3,562	*,e	Savient Pharmaceuticals, Inc	8
1,987	*	Sciclone Pharmaceuticals, Inc	13
4,880	*,e	Seattle Genetics, Inc	99
4,993	*,e	Sequenom, Inc	20
1,470	*,e	SIGA Technologies, Inc	5
2,652	*,e	Spectrum Pharmaceuticals, Inc	33
620	*	Sucampo Pharmaceuticals, Inc (Class A)	5
1,092	*,e	Synta Pharmaceuticals Corp	5
1,257	*	Targacept, Inc	6
1,700		Techne Corp	119
3,469	*	Theravance, Inc	68
18,684		Thermo Electron Corp	1,053
2,600	*	United Therapeutics Corp	123
1,501	*	Vanda Pharmaceuticals, Inc	7
10,327	*	Vertex Pharmaceuticals, Inc	423
3,055	*,e	Vical, Inc	10
3,526	*	Viropharma, Inc	106
4,243	*,e	Vivus, Inc	95
8,575		Warner Chilcott plc	144
4,460	*	Waters Corp	413
6,142	*	Watson Pharmaceuticals, Inc	412
1,508	*	Xenoport, Inc	7
2,912	*,e	ZIOPHARM Oncology, Inc	16

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	54,604

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

REAL ESTATE - 3.3%
2,117		Acadia Realty Trust	$48
505		Agree Realty Corp	11
104		Alexander’s, Inc	41
2,762		Alexandria Real Estate Equities, Inc	202
21,441		AMB Property Corp	772
1,470		American Assets Trust,Inc	33
3,566		American Campus Communities, Inc	159
14,921		American Capital Agency Corp	441
19,627		American Tower Corp	1,237
47,027		Annaly Capital Management, Inc	744
6,519		Anworth Mortgage Asset Corp	43
6,369		Apartment Investment & Management Co (Class A)	168
867		Apollo Commercial Real Estate Finance, Inc	14
2,517	*	ARMOUR Residential REIT, Inc	17
2,185		Ashford Hospitality Trust, Inc	20
2,073		Associated Estates Realty Corp	34
454	*	AV Homes, Inc	6
4,387		AvalonBay Communities, Inc	620
7,185		BioMed Realty Trust, Inc	136
7,112		Boston Properties, Inc	747
7,051		Brandywine Realty Trust	81
3,765		BRE Properties, Inc (Class A)	190
3,481		Camden Property Trust	229
1,900		Campus Crest Communities, Inc	22
3,499		Capital Lease Funding, Inc	14
3,918		Capstead Mortgage Corp	51
7,851		CBL & Associates Properties, Inc	149
14,183	*	CBRE Group, Inc	283
2,712		Cedar Shopping Centers, Inc	14
464		Chatham Lodging Trust	6
1,642		Chesapeake Lodging Trust	29
51,853		Chimera Investment Corp	147
2,241		Cogdell Spencer, Inc	9
4,203		Colonial Properties Trust	91
1,674		Colony Financial, Inc	27
378	e	Consolidated-Tomoka Land Co	11
800		Coresite Realty	19
3,601		Corporate Office Properties Trust	84
4,773		Cousins Properties, Inc	36
2,905		CreXus Investment Corp	30
4,966		CubeSmart	59
6,010		CYS Investments, Inc	79
12,464		DCT Industrial Trust, Inc	74
11,153		DDR Corp	163
8,158		DiamondRock Hospitality Co	84
4,811		Digital Realty Trust, Inc	356
6,476		Douglas Emmett, Inc	148
12,782		Duke Realty Corp	183
2,984		DuPont Fabros Technology, Inc	73
2,046		Dynex Capital, Inc	20
1,377		EastGroup Properties, Inc	69
3,632		Education Realty Trust, Inc	39
2,472		Entertainment Properties Trust	115
1,377		Equity Lifestyle Properties, Inc	96
2,074		Equity One, Inc	42
14,683		Equity Residential	919
1,645		Essex Property Trust, Inc	249
803		Excel Trust, Inc	10
4,748		Extra Space Storage, Inc	137
3,147		Federal Realty Investment Trust	305
6,309	*	FelCor Lodging Trust, Inc	23
3,935	*	First Industrial Realty Trust, Inc	49
2,547		First Potomac Realty Trust	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,922	*	Forest City Enterprises, Inc (Class A)	$108
1,790	*	Forestar Real Estate Group, Inc	28
3,639		Franklin Street Properties Corp	39
28,469		General Growth Properties, Inc	484
1,193		Getty Realty Corp	19
498		Gladstone Commercial Corp	9
5,029		Glimcher Realty Trust	51
1,600		Government Properties Income Trust	39
4,020		Hatteras Financial Corp	112
20,499		HCP, Inc	809
9,788		Health Care REIT, Inc	538
3,664		Healthcare Realty Trust, Inc	81
7,134		Hersha Hospitality Trust	39
3,786		Highwoods Properties, Inc	126
2,096		Home Properties, Inc	128
6,635		Hospitality Properties Trust	176
34,558		Host Marriott Corp	567
1,086	*	Howard Hughes Corp	69
3,368		HRPT Properties Trust	63
1,133		Hudson Pacific Properties	17
4,699		Inland Real Estate Corp	42
4,043		Invesco Mortgage Capital, Inc	71
3,940		Investors Real Estate Trust	30
5,389	*	iStar Financial, Inc	39
2,166		Jones Lang LaSalle, Inc	180
1,173	e	Kennedy-Wilson Holdings, Inc	16
2,878		Kilroy Realty Corp	134
20,553		Kimco Realty Corp	396
2,891		Kite Realty Group Trust	15
4,298		LaSalle Hotel Properties	121
6,009		Lexington Corporate Properties Trust	54
5,687		Liberty Property Trust	203
1,314		LTC Properties, Inc	42
6,802		Macerich Co	393
4,389		Mack-Cali Realty Corp	126
2,548	*	Maguire Properties, Inc	6
6,789		Medical Properties Trust, Inc	63
18,015		MFA Mortgage Investments, Inc	135
1,850		Mid-America Apartment Communities, Inc	124
1,230		Mission West Properties, Inc	12
2,597		Monmouth Real Estate Investment Corp (Class A)	25
1,400		National Health Investors, Inc	68
4,904		National Retail Properties, Inc	133
3,788		Newcastle Investment Corp	24
3,670		NorthStar Realty Finance Corp	20
2,098		NRDC Acquisition Corp	25
5,124		Omega Healthcare Investors, Inc	109
567		One Liberty Properties, Inc	10
946		Parkway Properties, Inc	10
2,560		Pebblebrook Hotel Trust	58
2,924		Pennsylvania Real Estate Investment Trust	45
1,391		Pennymac Mortgage Investment Trust	26
8,735		Piedmont Office Realty Trust, Inc	155
8,182		Plum Creek Timber Co, Inc	340
2,516		Post Properties, Inc	118
2,094		Potlatch Corp	66
903		PS Business Parks, Inc	59
6,876		Public Storage, Inc	950
1,737		RAIT Investment Trust	9
1,967		Ramco-Gershenson Properties	24
6,157		Rayonier, Inc	271
5,513		Realty Income Corp	214
4,253		Redwood Trust, Inc	48
4,546		Regency Centers Corp	202
1,355		Resource Capital Corp	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,385		RLJ Lodging Trust	$26
1,067	*	Rouse Properties, Inc	14
1,246		Sabra Healthcare REIT, Inc	20
330		Saul Centers, Inc	13
7,177		Senior Housing Properties Trust	158
14,431		Simon Property Group, Inc	2,102
4,148		SL Green Realty Corp	322
1,302		Sovran Self Storage, Inc	65
3,295	*,e	St. Joe Co	63
828		STAG Industrial, Inc	12
4,726		Starwood Property Trust, Inc	99
8,848	*	Strategic Hotels & Resorts, Inc	58
1,510		Summit Hotel Properties, Inc	11
1,069		Sun Communities, Inc	46
6,003	*	Sunstone Hotel Investors, Inc	58
4,276		Tanger Factory Outlet Centers, Inc	127
2,937		Taubman Centers, Inc	214
790	*	Tejon Ranch Co	23
400		Terreno Realty Corp	6
9,580		Two Harbors Investment Corp	97
9,785		UDR, Inc	261
507		UMH Properties, Inc	6
575		Universal Health Realty Income Trust	23
1,407		Urstadt Biddle Properties, Inc (Class A)	28
12,824		Ventas, Inc	732
8,538		Vornado Realty Trust	719
3,217		Washington Real Estate Investment Trust	96
5,688		Weingarten Realty Investors	150
27,322		Weyerhaeuser Co	599
965		Winthrop Realty Trust	11

		TOTAL REAL ESTATE	25,217

RETAILING - 4.1%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	4
3,952		Aaron’s, Inc	102
4,405		Abercrombie & Fitch Co (Class A)	219
3,568		Advance Auto Parts, Inc	316
3,048	*	Aeropostale, Inc	66
17,775	*	Amazon.com, Inc	3,600
10,078		American Eagle Outfitters, Inc	173
580	*	America’s Car-Mart, Inc	26
2,306	*	Ann Taylor Stores Corp	66
1,089	*	Asbury Automotive Group, Inc	29
1,206	*	Audiovox Corp (Class A)	17
2,054	*,e	Autonation, Inc	70
1,238	*	Autozone, Inc	460
1,455	*,e	Barnes & Noble, Inc	19
1,533		Bebe Stores, Inc	14
12,082	*	Bed Bath & Beyond, Inc	795
14,627		Best Buy Co, Inc	346
1,412		Big 5 Sporting Goods Corp	11
3,272	*	Big Lots, Inc	141
672	*,e	Blue Nile, Inc	22
578	*	Body Central Corp	17
447	e	Bon-Ton Stores, Inc	4
2,300	e	Brown Shoe Co, Inc	21
1,313	e	Buckle, Inc	63
968	*	Build-A-Bear Workshop, Inc	5
2,068	*	Cabela’s, Inc	79
11,175	*	Carmax, Inc	387
2,260	*	Casual Male Retail Group, Inc	8
966		Cato Corp (Class A)	27
6,044	*	Charming Shoppes, Inc	36
8,858		Chico’s FAS, Inc	134
1,325	*	Children’s Place Retail Stores, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,493		Christopher & Banks Corp	$5
836	*	Citi Trends, Inc	10
1,463	*	Coldwater Creek, Inc	2
3,407	*,e	Collective Brands, Inc	67
679	*	Conn’s, Inc	10
638		Core-Mark Holding Co, Inc	26
950	*	Cost Plus, Inc	17
476		Destination Maternity Corp	9
4,676		Dick’s Sporting Goods, Inc	225
1,493	e	Dillard’s, Inc (Class A)	94
4,748	*	Dollar General Corp	219
6,033	*	Dollar Tree, Inc	570
1,024		DSW, Inc (Class A)	56
4,900	e	Expedia, Inc	164
2,330		Express Parent LLC	58
5,903		Family Dollar Stores, Inc	373
2,617		Finish Line, Inc (Class A)	56
7,550		Foot Locker, Inc	234
2,092		Fred’s, Inc (Class A)	30
6,924	e	GameStop Corp (Class A)	151
17,724		Gap, Inc	463
1,189	*	Genesco, Inc	85
7,650		Genuine Parts Co	480
1,288		Group 1 Automotive, Inc	72
1,700	*,e	Groupon, Inc	31
3,453		Guess?, Inc	108
1,232		Haverty Furniture Cos, Inc	14
892	*,e	HHgregg, Inc	10
1,477	*	Hibbett Sports, Inc	81
77,954		Home Depot, Inc	3,922
2,222		Hot Topic, Inc	23
2,163		HSN, Inc	82
8,352		JC Penney Co, Inc	296
1,456	*	JOS A Bank Clothiers, Inc	73
891	*	Kirkland’s, Inc	14
12,204		Kohl’s Corp	611
29,611	*	Liberty Media Holding Corp (Interactive A)	565
12,451		Limited Brands, Inc	598
1,111		Lithia Motors, Inc (Class A)	29
7,568	*	LKQ Corp	236
63,965		Lowe’s Companies, Inc	2,007
1,022	*,e	Lumber Liquidators, Inc	26
21,007		Macy’s, Inc	835
1,129	*	MarineMax, Inc	9
2,734		Men’s Wearhouse, Inc	106
1,144		Monro Muffler, Inc	47
2,655	*,e	NetFlix, Inc	306
888	*	New York & Co, Inc	3
7,942		Nordstrom, Inc	442
1,665		Nutri/System, Inc	19
6,966	*	Office Depot, Inc	24
943	*	OfficeMax, Inc	5
1,309	*	Orbitz Worldwide, Inc	4
6,326	*	O’Reilly Automotive, Inc	578
840	*,e	Overstock.com, Inc	4
2,275	*,e	Pacific Sunwear Of California, Inc	4
2,259		Penske Auto Group, Inc	56
2,583		PEP Boys - Manny Moe & Jack	39
1,182	e	PetMed Express, Inc	15
5,442		Petsmart, Inc	311
4,168	*	Pier 1 Imports, Inc	76
2,439	*	Priceline.com, Inc	1,750
5,358	e	RadioShack Corp	33
2,805		Rent-A-Center, Inc	106
11,434		Ross Stores, Inc	664

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

769	*,e	Rue21, Inc	$23
5,829	*,e	Saks, Inc	68
5,024	*	Sally Beauty Holdings, Inc	125
1,956	*,e	Sears Holdings Corp	130
2,125	*	Select Comfort Corp	69
517	*	Shoe Carnival, Inc	17
1,500	*	Shutterfly, Inc	47
4,067		Signet Jewelers Ltd	192
2,027	e	Sonic Automotive, Inc (Class A)	36
210	*	Sourceforge, Inc	3
1,811		Stage Stores, Inc	29
34,995		Staples, Inc	566
1,440		Stein Mart, Inc	9
461	*	Systemax, Inc	8
3,432	*,e	Talbots, Inc	10
33,778		Target Corp	1,968
6,216		Tiffany & Co	430
37,538		TJX Companies, Inc	1,491
3,651		Tractor Supply Co	331
4,900	*	TripAdvisor, Inc	175
1,789	*	Tuesday Morning Corp	7
2,292		Ulta Salon Cosmetics & Fragrance, Inc	213
5,341	*	Urban Outfitters, Inc	155
658	*	US Auto Parts Network, Inc	2
2,104	*,e	Valuevision International, Inc (Class A)	4
1,261	*	Vitamin Shoppe, Inc	56
640	*	West Marine, Inc	8
5,043	*	Wet Seal, Inc (Class A)	17
5,095		Williams-Sonoma, Inc	191
133		Winmark Corp	8
1,626	*	Zale Corp	5
933	*	Zumiez, Inc	34

		TOTAL RETAILING	31,410

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
2,226	*	Advanced Energy Industries, Inc	29
31,059	*	Advanced Micro Devices, Inc	249
15,906		Altera Corp	633
4,798	*,e	Amkor Technology, Inc	29
478	*,e	Amtech Systems, Inc	4
3,097	*	Anadigics, Inc	7
14,698		Analog Devices, Inc	594
65,306		Applied Materials, Inc	812
3,650	*	Applied Micro Circuits Corp	25
22,988	*	Atmel Corp	227
1,604	*	ATMI, Inc	37
9,215		Avago Technologies Ltd	359
5,359	*	Axcelis Technologies, Inc	9
1,469	*	AXT, Inc	9
26,114		Broadcom Corp (Class A)	1,026
3,308		Brooks Automation, Inc	41
806		Cabot Microelectronics Corp	31
2,448	*	Cavium Networks, Inc	76
1,230	*	Ceva, Inc	28
3,363	*	Cirrus Logic, Inc	80
1,302		Cohu, Inc	15
5,075	*	Cree, Inc	161
1,601	*	Cymer, Inc	80
7,650		Cypress Semiconductor Corp	120
1,921	*	Diodes, Inc	45
1,224	*	DSP Group, Inc	8
6,714	*	Entegris, Inc	63
1,108	*	Entropic Communications, Inc	6
2,444	*	Exar Corp	21
6,623	*	Fairchild Semiconductor International, Inc	97

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,676	*,e	First Solar, Inc	$67
2,618	*	Formfactor, Inc	15
2,182	*,e	Freescale Semiconductor Holdings Ltd	34
1,543	*	FSI International, Inc	8
1,030	*	GSI Technology, Inc	4
6,373	*,e	GT Solar International, Inc	53
1,313	*	Hittite Microwave Corp	71
1,024	*,e	Inphi Corp	15
6,477	*	Integrated Device Technology, Inc	46
1,216	*	Integrated Silicon Solution, Inc	14
244,448		Intel Corp	6,871
3,528	*	International Rectifier Corp	81
6,580		Intersil Corp (Class A)	74
1,231	*	IXYS Corp	16
8,188		Kla-Tencor Corp	446
4,206	*	Kopin Corp	17
3,600	*	Kulicke & Soffa Industries, Inc	45
5,971	*	Lam Research Corp	266
5,950	*	Lattice Semiconductor Corp	38
11,064		Linear Technology Corp	373
27,928	*	LSI Logic Corp	242
2,408	*	LTX-Credence Corp	17
24,671	*	Marvell Technology Group Ltd	388
14,328		Maxim Integrated Products, Inc	410
383	*	MaxLinear, Inc	2
12,002	*	MEMC Electronic Materials, Inc	43
2,455		Micrel, Inc	25
9,163	e	Microchip Technology, Inc	341
42,944	*	Micron Technology, Inc	348
4,543	*	Microsemi Corp	97
1,664	*	Mindspeed Technologies, Inc	11
2,847	*	MIPS Technologies, Inc	15
2,658		MKS Instruments, Inc	78
1,520	*	Monolithic Power Systems, Inc	30
1,391	*	MoSys, Inc	6
1,014	*	Nanometrics, Inc	19
3,472	*	Novellus Systems, Inc	173
258	*	NVE Corp	14
29,569	*	Nvidia Corp	455
2,767	*	Omnivision Technologies, Inc	55
22,681	*	ON Semiconductor Corp	204
1,181	*	PDF Solutions, Inc	10
1,447	*	Pericom Semiconductor Corp	12
2,703	*	Photronics, Inc	18
1,628	*	PLX Technology, Inc	7
11,786	*	PMC - Sierra, Inc	85
1,292		Power Integrations, Inc	48
4,553	*	Rambus, Inc	29
13,977	*	RF Micro Devices, Inc	70
782	*,e	Rubicon Technology, Inc	8
1,464	*	Rudolph Technologies, Inc	16
3,192	*	Semtech Corp	91
1,525	*	Sigma Designs, Inc	8
1,816	*	Silicon Image, Inc	11
2,178	*	Silicon Laboratories, Inc	94
9,357	*	Skyworks Solutions, Inc	259
2,527	*	Spansion, Inc	31
1,279	*	Standard Microsystems Corp	33
1,361	*,e	STR Holdings, Inc	7
2,241	*,e	SunPower Corp	14
145	*	Supertex, Inc	3
9,372	*	Teradyne, Inc	158
2,769	*	Tessera Technologies, Inc	48
56,543		Texas Instruments, Inc	1,900
8,183	*	Triquint Semiconductor, Inc	56

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

928	*	Ultra Clean Holdings	$7
1,279	*	Ultratech, Inc	37
2,021	*,e	Veeco Instruments, Inc	58
1,235	*	Volterra Semiconductor Corp	43
12,863		Xilinx, Inc	469

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	20,078

SOFTWARE & SERVICES - 9.4%
2,523	*	Accelrys, Inc	20
31,437		Accenture plc	2,028
1,790	*	ACI Worldwide, Inc	72
607	*,e	Active Network, Inc	10
21,290		Activision Blizzard, Inc	273
2,448	*	Actuate Corp	15
3,603	*	Acxiom Corp	53
24,695	*	Adobe Systems, Inc	847
1,656	*	Advent Software, Inc	42
9,138	*	Akamai Technologies, Inc	335
2,494	*	Alliance Data Systems Corp	314
8,350	*	Amdocs Ltd	264
764	*	American Software, Inc (Class A)	7
1,605	*,e	Ancestry.com, Inc	36
4,500	*	Ansys, Inc	293
4,760	*	AOL, Inc	90
4,883	*	Ariba, Inc	160
4,286	*	Aspen Technology, Inc	88
11,143	*	Autodesk, Inc	472
24,348		Automatic Data Processing, Inc	1,344
2,369		Blackbaud, Inc	79
8,499	*	BMC Software, Inc	341
1,196		Booz Allen Hamilton Holding Co	20
1,713	*	Bottomline Technologies, Inc	48
6,224		Broadridge Financial Solutions, Inc	149
1,143	*	BroadSoft, Inc	44
18,633		CA, Inc	514
1,266	*	CACI International, Inc (Class A)	79
13,010	*	Cadence Design Systems, Inc	154
1,555	*,e	Callidus Software, Inc	12
2,159	*	Cardtronics, Inc	57
437		Cass Information Systems, Inc	17
3,700	*	Ciber, Inc	16
9,265	*	Citrix Systems, Inc	731
643	*	Clinical Data, Inc	1
14,843	*	Cognizant Technology Solutions Corp (Class A)	1,142
2,159	*	Commvault Systems, Inc	107
7,822		Computer Sciences Corp	234
760	*	Computer Task Group, Inc	12
11,006	*	Compuware Corp	101
1,622	*	comScore, Inc	35
2,256	*	Concur Technologies, Inc	129
1,503	*,e	Constant Contact, Inc	45
5,243	*	Convergys Corp	70
629	*	Convio, Inc	10
577	*	Cornerstone OnDemand, Inc	13
1,795	*	CSG Systems International, Inc	27
2,053	*	DealerTrack Holdings, Inc	62
1,002	*	Deltek, Inc	11
412	*,e	Demand Media, Inc	3
2,464	*	Dice Holdings, Inc	23
2,001	*	Digital River, Inc	37
335	*	DMRC Corp	9
1,703		DST Systems, Inc	92
5,728		Earthlink, Inc	46
56,118	*	eBay, Inc	2,070
1,521	e	Ebix, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

539	*	Echo Global Logistics, Inc	$9
16,785	*	Electronic Arts, Inc	277
993	*	Envestnet, Inc	12
1,587		EPIQ Systems, Inc	19
206	*	ePlus, Inc	7
2,338	*	Equinix, Inc	368
2,804	*	Euronet Worldwide, Inc	59
863	*	ExlService Holdings, Inc	24
2,331		Factset Research Systems, Inc	231
1,607		Fair Isaac Corp	71
2,479	*	FalconStor Software, Inc	9
12,826		Fidelity National Information Services, Inc	425
4,905	*	First American Corp	80
6,984	*	Fiserv, Inc	485
850	*	FleetCor Technologies, Inc	33
471		Forrester Research, Inc	15
6,047	*	Fortinet, Inc	167
4,737	*	Gartner, Inc	202
6,359	*	Genpact Ltd	104
1,221	*,e,m	Gerber Scientific, Inc	0	^
2,712	*	Global Cash Access, Inc	21
4,051		Global Payments, Inc	192
2,157	*,e	Glu Mobile, Inc	10
12,291	*	Google, Inc (Class A)	7,881
680	*	Guidance Software, Inc	7
1,547	*	Hackett Group, Inc	9
1,893		Heartland Payment Systems, Inc	55
1,560	*,e	Higher One Holdings, Inc	23
3,483		IAC/InterActiveCorp	171
1,449	*,e	iGate Corp	24
5,344	*	Informatica Corp	283
2,218	*	Infospace, Inc	28
803	*	Interactive Intelligence, Inc	24
3,256	*	Internap Network Services Corp	24
59,171		International Business Machines Corp	12,346
14,216		Intuit, Inc	855
2,389		j2 Global, Inc	69
4,357		Jack Henry & Associates, Inc	149
2,111	*	JDA Software Group, Inc	58
950	*	Jive Software, Inc	26
1,328	*	Kenexa Corp	41
941		Keynote Systems, Inc	19
1,804	*,e	KIT Digital, Inc	13
1,667	*	Knot, Inc	16
4,363		Lender Processing Services, Inc	113
3,363	*	Limelight Networks, Inc	11
450	*,e	LinkedIn Corp	46
3,304	*	Lionbridge Technologies	9
947	*	Liquidity Services, Inc	42
2,686	*	Liveperson, Inc	45
1,024	*	LogMeIn, Inc	36
833	*,e	LoopNet, Inc	16
849	*	Manhattan Associates, Inc	40
1,171		Mantech International Corp (Class A)	40
1,311	e	Marchex, Inc (Class B)	6
5,242		Mastercard, Inc (Class A)	2,204
1,366		MAXIMUS, Inc	55
4,392	*	Mentor Graphics Corp	65
4,046	*	Micros Systems, Inc	224
362,513		Microsoft Corp	11,691
425	*	MicroStrategy, Inc (Class A)	59
2,352		ModusLink Global Solutions, Inc	13
587	*	MoneyGram International, Inc	10
1,800	*	Monotype Imaging Holdings, Inc	27
4,617	*	Monster Worldwide, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,841	*,e	Motricity, Inc	$2
2,146	*	Move, Inc	21
390	*	NCI, Inc (Class A)	2
1,792	*	Netscout Systems, Inc	36
1,383	*	NetSuite, Inc	70
3,728	*	NeuStar, Inc (Class A)	139
3,206		NIC, Inc	39
12,038	*	Nuance Communications, Inc	308
1,193	*,e	OpenTable, Inc	48
4,315	*	Openwave Systems, Inc	10
721		Opnet Technologies, Inc	21
187,496		Oracle Corp	5,467
6,032	*	Parametric Technology Corp	169
15,748		Paychex, Inc	488
792	e	Pegasystems, Inc	30
1,252	*	Perficient, Inc	15
958	*	PRG-Schultz International, Inc	6
3,430	*	Progress Software Corp	81
1,099	*	PROS Holdings, Inc	21
400	*	QAD, Inc (Class A)	5
3,549	*	QLIK Technologies, Inc	114
2,811	*	Quest Software, Inc	65
1,192	*	QuinStreet, Inc	13
5,131	*	Rackspace Hosting, Inc	297
1,085		RealNetworks, Inc	11
1,540	*	RealPage, Inc	29
9,437	*	Red Hat, Inc	565
487	*,e	Responsys, Inc	6
560	*,e	Rosetta Stone, Inc	6
5,671	*	Rovi Corp	185
1,356	*	Saba Software, Inc	13
14,297	*	SAIC, Inc	189
6,646	*	Salesforce.com, Inc	1,027
5,190		Sapient Corp	65
611	*	Sciquest, Inc	9
1,446	*	Seachange International, Inc	11
492	*	ServiceSource International LLC	8
1,583	*	Smith Micro Software, Inc	4
2,865	*	SolarWinds, Inc	111
3,244		Solera Holdings, Inc	149
1,445	*	Sourcefire, Inc	70
262	*	SPS Commerce, Inc	7
470	*	SRS Labs, Inc	3
620	*	SS&C Technologies Holdings, Inc	14
510		Stamps.com, Inc	14
2,697	*	SupportSoft, Inc	8
36,457	*	Symantec Corp	682
1,334	*	Synchronoss Technologies, Inc	43
6,909	*	Synopsys, Inc	212
744		Syntel, Inc	42
1,633	*	TA Indigo Holding Corp	9
3,743	*	Take-Two Interactive Software, Inc	58
2,022	*	Taleo Corp (Class A)	93
598	*	TechTarget, Inc	4
1,946	*	TeleCommunication Systems, Inc (Class A)	5
834	*	TeleNav, Inc	6
1,647	*	TeleTech Holdings, Inc	26
8,229	*	Teradata Corp	561
3,557	*,e	THQ, Inc	2
8,177	*	TIBCO Software, Inc	249
5,735	*	TiVo, Inc	69
1,534	*	TNS, Inc	33
8,268		Total System Services, Inc	191
285	*	Travelzoo, Inc	7
1,686	*	Tyler Technologies, Inc	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,323	*	Ultimate Software Group, Inc	$97
2,353	*	Unisys Corp	46
4,557		United Online, Inc	22
4,321	*	Valueclick, Inc	85
1,577	*	Vasco Data Security International	17
5,078	*	VeriFone Systems, Inc	263
1,073	*	Verint Systems, Inc	35
7,843		VeriSign, Inc	301
2,063	e	VirnetX Holding Corp	49
620	*	Virtusa Corp	11
25,526		Visa, Inc (Class A)	3,012
1,682	*,e	VistaPrint Ltd	65
4,280	*	VMware, Inc (Class A)	481
792	*	Vocus, Inc	10
4,167	*,e	Wave Systems Corp	8
2,978	*	WebMD Health Corp (Class A)	76
2,294	*	Websense, Inc	48
1,494	*	Website Pros, Inc	22
30,494		Western Union Co	537
1,956	*	Wright Express Corp	127
63,912	*	Yahoo!, Inc	973
3,311	*	Zix Corp	10
5,350	*	Zynga, Inc	70

		TOTAL SOFTWARE & SERVICES	71,769

TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
2,135	*,e	3D Systems Corp	50
2,645	*,e	Acme Packet, Inc	73
3,005		Adtran, Inc	94
1,334	*	Agilysys, Inc	12
8,163		Amphenol Corp (Class A)	488
1,061	*	Anaren, Inc	20
1,463		Anixter International, Inc	106
45,190	*	Apple, Inc	27,090
6,732	*	Arris Group, Inc	76
5,741	*	Arrow Electronics, Inc	241
4,318	*	Aruba Networks, Inc	96
1,355	*	Avid Technology, Inc	15
7,303	*	Avnet, Inc	266
2,526		AVX Corp	34
995	*,e	AX Holding Corp	11
674		Bel Fuse, Inc (Class B)	12
3,073	*	Benchmark Electronics, Inc	51
973		Black Box Corp	25
1,815	*,e	Bookham, Inc	7
3,698	*	Brightpoint, Inc	30
23,844	*	Brocade Communications Systems, Inc	137
1,907	*,e	Calix Networks, Inc	16
2,124	*	Checkpoint Systems, Inc	24
4,899	*	Ciena Corp	79
268,499		Cisco Systems, Inc	5,679
2,099		Cognex Corp	89
1,087	*	Coherent, Inc	63
997		Comtech Telecommunications Corp	33
76,558		Corning, Inc	1,078
1,943	*	Cray, Inc	14
1,799		CTS Corp	19
2,087		Daktronics, Inc	19
591		DDi Corp	7
74,382	*	Dell, Inc	1,235
3,297		Diebold, Inc	127
1,490	*	Digi International, Inc	16
2,346	*	Dolby Laboratories, Inc (Class A)	89
2,969	*	Dot Hill Systems Corp	5
1,039	*	DTS, Inc	31

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,837	*	Echelon Corp	$8
1,973	*	EchoStar Corp (Class A)	56
1,000		Electro Rent Corp	18
1,450		Electro Scientific Industries, Inc	22
2,122	*	Electronics for Imaging, Inc	35
805	*	eMagin Corp	3
100,383	*	EMC Corp	2,999
1,138	*,e	EMCORE Corp	5
3,637	*	Emulex Corp	38
4,537	*	Extreme Networks, Inc	17
3,946	*	F5 Networks, Inc	533
1,026	*	Fabrinet	18
910	*	FARO Technologies, Inc	53
2,013	*	FEI Co	99
3,991	*	Finisar Corp	80
8,113		Flir Systems, Inc	205
1,197	*	Globecomm Systems, Inc	17
1,328	*	GSI Group, Inc	16
5,307	*	Harmonic, Inc	29
5,725		Harris Corp	258
3,340	*	Harris Stratex Networks, Inc (Class A)	9
96,883		Hewlett-Packard Co	2,309
1,552	*	Imation Corp	10
1,615	*	Immersion Corp	9
5,305	*,e	Infinera Corp	43
7,896	*	Ingram Micro, Inc (Class A)	147
2,496	*	Insight Enterprises, Inc	55
2,201	e	InterDigital, Inc	77
2,592	*	Intermec, Inc	20
1,163	*	Intevac, Inc	10
1,382	*	IPG Photonics Corp	72
2,131	*	Itron, Inc	97
1,708	*	Ixia	21
9,514		Jabil Circuit, Inc	239
11,409	*	JDS Uniphase Corp	165
26,203	*	Juniper Networks, Inc	600
758	*	KVH Industries, Inc	8
852	*	LeCroy Corp	9
3,561		Lexmark International, Inc (Class A)	118
1,154		Littelfuse, Inc	72
522	*	Loral Space & Communications, Inc	42
1,385	*,e	Maxwell Technologies, Inc	25
742	*	Measurement Specialties, Inc	25
1,540	*	Mercury Computer Systems, Inc	20
559	*,e	Meru Networks, Inc	2
2,035		Methode Electronics, Inc	19
592	*,e	Microvision, Inc	2
6,577	e	Molex, Inc	185
12,404	*	Motorola Mobility Holdings, Inc	487
12,784		Motorola, Inc	650
860		MTS Systems Corp	46
555	*	Multi-Fineline Electronix, Inc	15
4,591		National Instruments Corp	131
8,029	*	NCR Corp	174
18,185	*	NetApp, Inc	814
1,861	*	Netgear, Inc	71
2,159	*	Newport Corp	38
1,922	*	Novatel Wireless, Inc	6
496	*	Numerex Corp	5
2,560	*,e	OCZ Technology Group, Inc	18
1,210	*	Oplink Communications, Inc	21
1,144	*	OpNext, Inc	2
970	*	OSI Systems, Inc	59
1,164		Park Electrochemical Corp	35
143		PC Connection, Inc	1

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,022		Plantronics, Inc	$81
1,613	*	Plexus Corp	56
8,460	*	Polycom, Inc	161
3,047	*	Power-One, Inc	14
1,461	*,e	Powerwave Technologies, Inc	3
581	*	Procera Networks, Inc	13
5,284	*	QLogic Corp	94
81,492		Qualcomm, Inc	5,543
11,444	*	Quantum Corp	30
1,782	*,e	Rackable Systems, Inc	17
1,200	*	Radisys Corp	9
1,970	*,e	RealD, Inc	27
717		Richardson Electronics Ltd	9
630		Rimage Corp	6
7,755	*	Riverbed Technology, Inc	218
1,445	*	Rofin-Sinar Technologies, Inc	38
644	*	Rogers Corp	25
11,574	*	SanDisk Corp	574
4,084	*	Sanmina-SCI Corp	47
1,430	*	Scansource, Inc	53
1,902	*,e	SCM Microsystems, Inc	4
2,605	*	ShoreTel, Inc	15
11,025	*	Sonus Networks, Inc	32
2,145	*	STEC, Inc	20
954	*,e	Stratasys, Inc	35
1,355	*	Super Micro Computer, Inc	24
1,033		Sycamore Networks, Inc	18
2,360	*	Symmetricom, Inc	14
1,327	*,e	Synaptics, Inc	49
1,272	*	SYNNEX Corp	49
1,958	*	Tech Data Corp	106
2,804		Technitrol, Inc	7
18,322		Tellabs, Inc	74
6,200	*	Trimble Navigation Ltd	337
2,608	*	TTM Technologies, Inc	30
1,939	*,e	Universal Display Corp	71
1,758	*	Viasat, Inc	85
128	*	Viasystems Group, Inc	2
7,643	*	Vishay Intertechnology, Inc	93
654	*	Vishay Precision Group, Inc	10
2,690	*	Westell Technologies, Inc	6
11,343	*	Western Digital Corp	470
68,581		Xerox Corp	554
1,720	*	X-Rite, Inc	8
1,580		Xyratex Ltd	25
2,804	*	Zebra Technologies Corp (Class A)	116
1,176	*	Zygo Corp	23

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	58,344

TELECOMMUNICATION SERVICES - 2.4%
3,067	*,e	8x8, Inc	13
1,168		AboveNet, Inc	97
2,394	e	Alaska Communications Systems Group, Inc	7
289,242		AT&T, Inc	9,033
490		Atlantic Tele-Network, Inc	18
662	*	Cbeyond Communications, Inc	5
29,915		CenturyTel, Inc	1,156
10,048	*	Cincinnati Bell, Inc	40
7,934	*,e	Clearwire Corp (Class A)	18
2,389	*	Cogent Communications Group, Inc	46
1,438	e	Consolidated Communications Holdings, Inc	28
14,047	*	Crown Castle International Corp	749
1,092	*,e	Fairpoint Communications, Inc	4
49,615	e	Frontier Communications Corp	207
2,090	*	General Communication, Inc (Class A)	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,822	*,e	Globalstar, Inc	$3
705		HickoryTech Corp	7
609		IDT Corp (Class B)	6
1,613	*	inContact, Inc	9
1,786	*	Iridium Communications, Inc	16
3,287	*	Leap Wireless International, Inc	29
7,503	*	Level 3 Communications, Inc	193
757		Lumos Networks Corp	8
14,039	*	MetroPCS Communications, Inc	127
1,751	*	Neutral Tandem, Inc	21
8,600	*	NII Holdings, Inc (Class B)	157
757		NTELOS Holdings Corp	16
3,214	*	Premiere Global Services, Inc	29
5,606	*	SBA Communications Corp (Class A)	285
854		Shenandoah Telecom Co	9
150,341	*	Sprint Nextel Corp	428
4,484		Telephone & Data Systems, Inc	104
1,746	*,e	Towerstream Corp	8
7,497	*	tw telecom inc (Class A)	166
432	*	US Cellular Corp	18
1,177		USA Mobility, Inc	16
138,104		Verizon Communications, Inc	5,280
7,062	*	Vonage Holdings Corp	16
28,704	e	Windstream Corp	336

		TOTAL TELECOMMUNICATION SERVICES	18,726

TRANSPORTATION - 1.8%
2,669	*	Air Transport Services Group, Inc	15
3,216	*	Alaska Air Group, Inc	115
2,122		Alexander & Baldwin, Inc	103
376		Allegiant Travel Co	21
407		Amerco, Inc	43
1,342		Arkansas Best Corp	25
1,336	*	Atlas Air Worldwide Holdings, Inc	66
4,223	*	Avis Budget Group, Inc	60
684	e	Baltic Trading Ltd	3
1,483		Celadon Group, Inc	23
8,044		CH Robinson Worldwide, Inc	527
2,731		Con-Way, Inc	89
1,404		Copa Holdings S.A. (Class A)	111
54,103		CSX Corp	1,164
42,755	*	Delta Air Lines, Inc	424
1,521	*	Dollar Thrifty Automotive Group, Inc	123
2,567	*,e	Eagle Bulk Shipping, Inc	5
2,166	*,e	Excel Maritime Carriers Ltd	4
10,605		Expeditors International Washington, Inc	493
15,459		FedEx Corp	1,422
1,526		Forward Air Corp	56
1,322	*	Genco Shipping & Trading Ltd	9
1,775	*	Genesee & Wyoming, Inc (Class A)	97
2,405	*	Hawaiian Holdings, Inc	13
1,514		Heartland Express, Inc	22
12,337	*	Hertz Global Holdings, Inc	186
1,468	*	Hub Group, Inc (Class A)	53
357		International Shipholding Corp	8
4,679		J.B. Hunt Transport Services, Inc	254
9,209	*	JetBlue Airways Corp	45
5,349	*	Kansas City Southern Industries, Inc	384
2,711	*	Kirby Corp	178
3,018		Knight Transportation, Inc	53
2,387		Landstar System, Inc	138
952		Marten Transport Ltd	21
16,046		Norfolk Southern Corp	1,056
2,205	*	Old Dominion Freight Line	105
2,338	*	Pacer International, Inc	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

421	*	Park-Ohio Holdings Corp	$8
309	*	Patriot Transportation Holding, Inc	7
748	*	Quality Distribution, Inc	10
1,080	*	RailAmerica, Inc	23
2,007	*,e	Republic Airways Holdings, Inc	10
437	*	Roadrunner Transportation Services Holdings, Inc	8
2,596		Ryder System, Inc	137
900	*	Saia, Inc	15
2,935		Skywest, Inc	32
40,590		Southwest Airlines Co	334
804	*	Spirit Airlines, Inc	16
2,046	*	Swift Transportation Co, Inc	24
16,141	*	UAL Corp	347
931	*,e	Ultrapetrol Bahamas Ltd	2
23,942		Union Pacific Corp	2,573
35,828		United Parcel Service, Inc (Class B)	2,892
200		Universal Truckload Services, Inc	3
7,760	*	US Airways Group, Inc	59
4,454		UTI Worldwide, Inc	77
2,203		Werner Enterprises, Inc	55
512	*,e	Zipcar, Inc	8

		TOTAL TRANSPORTATION	14,169

UTILITIES - 3.4%
32,364	*	AES Corp	423
5,564		AGL Resources, Inc	218
1,252		Allete, Inc	52
5,249		Alliant Energy Corp	227
12,180		Ameren Corp	397
23,557		American Electric Power Co, Inc	909
580		American States Water Co	21
8,445		American Water Works Co, Inc	287
6,719		Aqua America, Inc	150
366		Artesian Resources Corp	7
3,383	e	Atlantic Power Corp	47
4,565		Atmos Energy Corp	144
2,915		Avista Corp	74
2,076		Black Hills Corp	70
727	*,e	Cadiz, Inc	7
2,026		California Water Service Group	37
18,309	*	Calpine Corp	315
20,864		Centerpoint Energy, Inc	411
616		Central Vermont Public Service Corp	22
519		CH Energy Group, Inc	35
551		Chesapeake Utilities Corp	23
2,955		Cleco Corp	117
12,756		CMS Energy Corp	281
518		Connecticut Water Service, Inc	15
14,115		Consolidated Edison, Inc	825
892		Consolidated Water Co, Inc	7
28,192		Dominion Resources, Inc	1,444
8,310		DTE Energy Co	457
65,365		Duke Energy Corp	1,373
16,156		Edison International	687
1,646		El Paso Electric Co	54
1,386		Empire District Electric Co	28
8,537		Entergy Corp	574
41,063		Exelon Corp	1,610
20,676		FirstEnergy Corp	943
609		Genie Energy Ltd	6
6,564		Great Plains Energy, Inc	133
4,806		Hawaiian Electric Industries, Inc	122
2,260		Idacorp, Inc	93
3,951		Integrys Energy Group, Inc	209
2,482		ITC Holdings Corp	191

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,170		Laclede Group, Inc	$46
9,539		MDU Resources Group, Inc	214
817		MGE Energy, Inc	36
813		Middlesex Water Co	15
3,755		National Fuel Gas Co	181
2,008		New Jersey Resources Corp	89
20,663		NextEra Energy, Inc	1,262
13,829		NiSource, Inc	337
8,929		Northeast Utilities	331
1,034		Northwest Natural Gas Co	47
1,907		NorthWestern Corp	68
11,948	*	NRG Energy, Inc	187
4,877		NSTAR	237
12,419		NV Energy, Inc	200
4,951		OGE Energy Corp	265
5,218		Oneok, Inc	426
919	e	Ormat Technologies, Inc	19
1,956		Otter Tail Corp	42
11,070		Pepco Holdings, Inc	209
19,496		PG&E Corp	846
3,725		Piedmont Natural Gas Co, Inc	116
5,160		Pinnacle West Capital Corp	247
4,395		PNM Resources, Inc	80
3,801		Portland General Electric Co	95
28,315		PPL Corp	800
14,443		Progress Energy, Inc	767
24,715		Public Service Enterprise Group, Inc	756
8,950		Questar Corp	172
40,583	*	RRI Energy, Inc	84
5,492		SCANA Corp	250
11,553		Sempra Energy	693
678		SJW Corp	16
1,513		South Jersey Industries, Inc	76
41,348		Southern Co	1,858
2,406		Southwest Gas Corp	103
10,875		TECO Energy, Inc	191
5,632		UGI Corp	153
2,273		UIL Holdings Corp	79
1,902		Unisource Energy Corp	70
597		Unitil Corp	16
3,775		Vectren Corp	110
5,819		Westar Energy, Inc	163
2,570		WGL Holdings, Inc	104
11,258		Wisconsin Energy Corp	396
23,575		Xcel Energy, Inc	624
672		York Water Co	12

		TOTAL UTILITIES	26,133

		TOTAL COMMON STOCKS	769,242

		(Cost $518,700)

RIGHTS / WARRANTS - 0.0%
ENERGY - 0.0%
559	e,m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

		TOTAL RIGHTS / WARRANTS	0	^

		(Cost $0)

SHORT-TERM INVESTMENTS - 2.1%
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.9%
14,370,184	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	14,370

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	14,370

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE (000)

TREASURY DEBT - 0.2%
$1,300,000	United States Treasury Bill	0.0046%	05/17/12	$1,300

	TOTAL TREASURY DEBT			1,300

	TOTAL SHORT-TERM INVESTMENTS			15,670

	(Cost $15,670)
	TOTAL INVESTMENTS - 101.8%			784,912
	(Cost $534,370)
	OTHER ASSETS & LIABILITIES, NET - (1.8)%			(14,114)

	NET ASSETS - 100.0%			$770,798

Abbreviation(s):

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,955,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

TIAA SEPARATE ACCOUNT VA-1 - Notes to Schedule of Investments (unaudited)

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and was organized on February 16, 1994, under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying schedule of investments was prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the schedule of investments.

Investment transactions: Securities transactions are accounted for as of the trade date for financial reporting purposes.

Transactions with affiliates: The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Management Committee (“Committee”), pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•     Level 1—quoted prices in active markets for identical securities

•     Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•     Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields, or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

TIAA SEPARATE ACCOUNT VA-1 – Notes to Schedule of Investments (unaudited)

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sale price as of the close of such commodities exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended March 31, 2012, there were no transfers between levels by the Account.

The following is a summary of the inputs used to value the Account’s investments as of March 31, 2012 (amounts are in thousands):

	Level 1	Level 2	Level 3	Total
Consumer discretionary	$92,699	$—	$—	$92,699
Consumer staples	71,447	—	—	71,447
Energy	80,118	—	—	80,118
Financials	125,060	—	—	125,060
Health care	87,849	—	—	87,849
Industrials	86,179	—	—	86,179
Information technology	150,216	—	—	150,216
Materials	30,815	—	—	30,815
Telecommunication services	18,726	—	—	18,726
Utilities	26,133	—	—	26,133
Short-term investments	14,370	1,300	—	15,670
Futures**	(2)	—	—	(2)

Total	$783,610	$1,300	$—	$784,910

**	Derivatives instruments are not reflected in the Schedule of Investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account may use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin payments are made or received reflecting daily changes in the value of the futures contracts. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded funds, guarantees the futures against default.

At March 31, 2012, the Account held the following open futures contracts (amounts are in thousands):

Future	Number of contracts	Market value	Expiration date	Unrealized gain(loss)
S+P 500 E MINI INDEX FUTURES	200	$281	June 2012	$(2)

TIAA SEPARATE ACCOUNT VA-1 – Notes to Schedule of Investments (unaudited)

Note 4—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan. Cash collateral received by the Account will generally be invested in high-quality short-term instruments, or in one or more funds maintained by the securities lending agent for the purpose of investing cash collateral. In lending its securities, the Account bears the market risk with respect to the collateral investment as well as the securities loaned and also bears the risk that the counterparty may default on its obligations to the Account.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At March 31, 2012, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $250,542,000, consisting of gross unrealized appreciation of $328,704,000 and gross unrealized depreciation of $(78,162,000) .

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 17, 2012	By:	/s/ Roger W. Ferguson, Jr.
Roger W. Ferguson, Jr.
President and Chief Executive Officer
(principal executive officer)

Date: May 17, 2012	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer,
Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer